Semiannual Report March 31, 1999

                                   OPPENHEIMER
                                    Strategic
                                   Income Fund


                           [GRAPHIC OF CHESS PIECES]


                               [OPPENHEIMER LOGO]
                              Oppenheimer Funds(R)
                            THE RIGHT WAY TO INVEST

Contents

3    President's Letter

4    An Interview with Your Fund's Managers

11   Financial Statements

67   Officers and Trustees

68   Information and Services

Report highlights
--------------------------------------------------------------------------------

                                   Cumulative Total Returns
o    Bond market                   For the 6-Month Period Ended
     volatility continued          3/31/99
     to constrain                  Class A
     returns, largely              Without       With
     because of economic           Sales Chg.1   Sales Chg.2
     concerns in the U.S.          ---------------------------
     and continuing
     instability in                2.40%         -2.47%
     emerging markets.             ---------------------------

o    The Fund's broadly            Class B
     diversified approach          Without       With
     helped cushion the            Sales Chg.1   Sales Chg.2
     declines affecting            ---------------------------
     individual bond
     market sectors,               1.79%         -3.10%
     including U.S.                ---------------------------
     Treasury securities.
                                   Class C
                                   Without       With
                                   Sales Chg.1   Sales Chg.2
                                   ---------------------------

                                   2.02%         1.04%
                                   ---------------------------

                                   Class Y
                                   Without       With
                                   Sales Chg.1   Sales Chg.2
                                   ---------------------------

                                   2.59%         2.59%
                                   ---------------------------







Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The Fund's performance may from time to time be subject to substantial short-term changes, particularly during periods of market or interest rate volatility. For updates on the Fund's performance, please contact your financial advisor, call us at 1-800-525-7048 or visit our website, www.oppenheimerfunds.com.

1. Includes changes in net asset value per share without deducting any sales charges.

2. Class A return includes the current maximum initial sales charge of 4.75%. Class B return includes the applicable contingent deferred sales charge of 5%. Class C return includes the contingent deferred sales charge of 1%. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor. Class B and C shares are subject to an annual 0.75% asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.


2 Oppenheimer Strategic Income Fund


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[photo of James C. Swain]
James C. Swain
Chairman
Oppenheimer
Strategic Income Fund

[photo of Bridget A. Macaskill]
Bridget A. Macaskill
President
Oppenheimer
Strategic Income Fund


Dear shareholder,
--------------------------------------------------------------------------------

The strength of the U.S. economy continues to surprise and concern many analysts. At a time when the majority of the world's economies are beleaguered by financial strain, the U.S. economy has been growing at a remarkable rate.

     With respect to the U.S. bond market, stronger than expected economic growth has triggered concerns that the Federal Reserve may raise key interest rates to forestall an acceleration of inflation. As a result, yields of longer term taxable bonds have risen from their October 1998 lows, when investors had bid up prices during the global "flight to quality." At the same time, tax-exempt bond prices and yields have remained relatively stable.

     In the U.S. stock market, it might appear at first glance that prices are rising as rapidly as the economy is growing. However, a closer look reveals that, with the exception of large-cap growth companies and the technology industry, most stock prices remained relatively flat through March 31. What's more, the disparity in valuations between large companies, which have led the market's advance, and smaller ones, which have lagged, has become historically wide.

     What do these observations mean for your investments? In our view, actively managed portfolios that are closely monitored by expert money managers may provide better returns than passive index investing in 1999. That's because selectivity is expected to be more critical to performance than it has been over the past few years. In a potentially overvalued stock market and rising interest-rate environment, the ability to identify the most promising securities could become paramount.

     Even though many equity investors may be tempted to focus their portfolio on the technology sector, we suggest a more prudent course: broad diversification beyond any single asset class, industry, capitalization range or geographic region. We believe that the risks of this investment environment require consideration of a broad range of investments and markets, including bonds. That way, if one market experiences setbacks, one or more of the others may help cushion the effects on your overall portfolio.

     No matter what the financial markets have in store, we resolve to continue working with your financial advisor to keep you apprised of potential risks and opportunities. Providing you with the market information, professionally managed investments and other resources you need to achieve your financial goals is an important part of our enduring commitment to you as The Right Way to Invest.

Sincerely,
/s/James C. Swain             /s/ Bridget A. Macaskill
James C. Swain                Bridget A. Macaskill
April 22, 1999


3 Oppenheimer Strategic Income Fund




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An interview with your Fund's managers
--------------------------------------------------------------------------------

How did Oppenheimer Strategic Income Fund perform during the six-month period that ended March 31, 1999?

While an extremely volatile bond market has raised concerns about fluctuations of the Fund's net asset value, we believe that the Fund's diversified, multi-sector approach provided competitive levels of current income and helped cushion the brunt of the market's declines. In fact, the past six months have been particularly difficult for the markets in which the Fund invests, including U.S. government securities.

How have the Fund's three primary bond market sectors performed?

The Fund seeks to produce high income while limiting volatility by diversifying broadly among U.S. government securities, foreign government bonds and high yield corporate bonds. This strategy positions the Fund to participate simultaneously in all three market sectors, which have historically responded differently to changes in the market.

--------------------------------------------------------------------------------
"Bond market volatility may provide opportunities to lock in high yields and produce price appreciation as yields return to more normal levels."
--------------------------------------------------------------------------------



4 Oppenheimer Strategic Income Fund


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U.S. government securities recently retraced all of the gains they achieved during the summer of 1998's "flight to quality," in which the prices of U.S. Treasury bonds rallied to levels we had not seen in over 30 years. In the wake of these remarkable gains, investors became concerned that stronger than expected U.S. economic growth might rekindle an acceleration of inflation, and that the Federal Reserve might raise key interest rates.

     In contrast, the foreign and high yield corporate sectors failed to recoup much of the declines they experienced last summer. As we noted in our report six months ago, the differences in yields between these sectors and U.S. Treasury bonds had reached historically wide levels by October 1998. Although these differences have narrowed somewhat over the past six months, most of the movement came not from the recovery of foreign and high yield bonds, but from the deterioration in the prices of U.S. government securities.



[photo of Portfolio Management Team]
Portfolio Management
Team (l to r)
Art Steinmetz
(Portfolio Manager)
David Negri
(Portfolio Manager)
Ashwin Vasan



5 Oppenheimer Strategic Income Fund

An interview with your Fund's managers
--------------------------------------------------------------------------------

Did the Fund's diversified approach cushion declines in individual market sectors?

In our opinion, the past six months provided compelling evidence that diversification helps reduce risks. Comparing the performance of the Fund's Class A shares to three indices, which correspond to the three primary bond market sectors, you see that between October 1, 1998, and March 31, 1999, the Merrill Lynch High Yield Master Index produced a 3.98% return, the Salomon Brothers Non-U.S. World Government Bond Index produced a 0.17% return, and the Lehman Brothers Long-Term Treasury Index produced a -5.20% return. In contrast, the Fund's Class A shares delivered a cumulative return of 2.40% for the same period.1 Investors who shifted their assets to U.S. Treasury securities after last summer's rally clearly fared worse than Fund shareholders who stayed the course.








1. Merrill Lynch High Yield Master Index is an unmanaged index of below investment grade securities (e.g., securities with ratings that are below BBB of S&P). Salomon Brothers Non-U.S. World Government Bond Index is an unmanaged index of foreign government bond index of fixed-rate bonds with a remaining maturity of one year or longer. Lehman Brothers Long-Term Treasury Index is an unmanaged index of public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues with maturities of 10 years or longer. The Fund's Class A shares return includes changes in net asset value per share without deducting any sales charges. Such performance is not annualized and would have been lower if sales charges were taken into account.



6 Oppenheimer Strategic Income Fund


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Avg Annual Total Returns
For the Periods Ended 3/31/99(2)

Class A                 Since
1 year      5 year      Inception
------------------------------------
-5.18%       6.25%        8.98%
------------------------------------

Class B
                          Since
1 year       5 year       Inception
------------------------------------
-5.77%       6.24%        7.56%
------------------------------------

Class C
                          Since
1 year       5 year       Inception
------------------------------------
-1.89%       N/A          7.14%
------------------------------------

Class Y
                          Since
1 year       5 year       Inception
------------------------------------
0.13%        N/A          1.64%
------------------------------------


What changes have you made to the portfolio over the past six months?

Shortly before the six-month reporting period began, we made a number of changes that were designed to take advantage of attractive values in weak markets. For example, bonds from emerging markets were particularly hard hit last summer, and we saw some excellent values in this market. Therefore, we increased our exposure to these securities from about 13% of total assets to about 16% of total assets. We focused primarily on Asian bonds because we believe there is the potential for a recovery in that region. In addition, we bought Eastern European bonds because we expect appreciation in these markets as Hungary, Poland and the Czech Republic prepare their economies for possible entry into European Monetary Union.








2. Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Class A returns include the current maximum initial sales charge of 4.75%. Class A shares were first publicly offered on 10/16/89. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 1% (since inception on 11/30/92). Class C returns for the one-year result include the contingent deferred sales charge of 1%. Class C shares have an inception date of 5/26/95. Class Y shares have an inception date of 1/26/98 and are offered only to certain institutional investors under special agreement with the Distributor. Class B and C shares are subject to an annual 0.75% asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.




7 Oppenheimer Strategic Income Fund

Standardized Yields(3)
For the 30 Days Ended 3/31/99
--------------------------------
Class A                   8.95%
--------------------------------
Class B                   8.64
--------------------------------
Class C                   8.62
--------------------------------
Class Y                   9.83
--------------------------------


An interview with your Fund's managers
--------------------------------------------------------------------------------

We concurrently decreased our exposure to bonds from developed overseas markets, which declined from about 12% to 8% of the portfolio. We sold a number of bonds from Europe because of our expectation for higher interest rates and weaker currencies. We continued to avoid Japanese bonds because of persistent economic and banking problems affecting the world's second largest economy.

     While we did not significantly alter our exposure to U.S. government securities over the past six months, we lowered the average duration of this sector. By doing so, we effectively reduced our holdings' sensitivity to rising interest rates.

     In the high yield corporate bond market, we increased our holdings in the telecommunications and cable television sectors. These industries have benefited from consolidation, both domestically and globally, as the lines blur between local and long distance telephone service, wireless telephony, cable TV and Internet access.





3. Standardized yield is based on net investment income for the 30-day period ended March 31, 1999. Falling share prices will tend to artificially raise yields.
4. Portfolio data is subject to change. Percentages are as of March 31, 1999, and are dollar-weighted based on total market value of investments. The Fund may invest without limit in below investment-grade securities, which carry a greater risk that the issuer may default on principal or interest payments, and in foreign securities, which entail higher expenses and risks, such as currency fluctuation.



8 Oppenheimer Strategic Income Fund

Do you expect better conditions for the bond market over the foreseeable future?

Yes. In our view, all three market sectors in which we invest are poised for better returns. That's because the severe dislocations of 1998 have restored value in the form of lower prices and higher yields. With continuing economic strength in the United States, a federal budget surplus, potential for recovery in Asia, potential participation of additional nations in EMU and low inflation around the world, we believe that conditions favor stability in U.S. government securities, and in foreign securities and high yield bonds.

In the meantime, we intend to maintain the broadly diversified investment approach that helped us weather heightened volatility over the past six months. In our view, maintaining a disciplined long-term approach despite short-term setbacks is part of what makes OppenheimerFunds The Right Way to Invest.




[Tabular representation of pie chart]

Portfolio Allocation(4)

Bonds               89.6%
Structured Notes     6.8
Stocks               3.6




10 Largest Country Holdings(4)
-----------------------------------------
United States                       73.0%
-----------------------------------------
Argentina                            3.5
-----------------------------------------
Mexico                               3.2
-----------------------------------------
Great Britain                        2.5
-----------------------------------------
Supranational                        2.1
-----------------------------------------
Brazil                               1.7
-----------------------------------------
Italy                                1.7
-----------------------------------------
Germany                              1.5
-----------------------------------------
Turkey                               1.0
-----------------------------------------
Canada                               0.9
-----------------------------------------



9 Oppenheimer Strategic Income Fund


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Financials
--------------------------------------------------------------------------------














10 Oppenheimer Strategic Income Fund




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Statement of Investments March 31, 1999 (Unaudited)


                                                                                                 Face                   Market Value
                                                                                                 Amount(1)              See Note 1
====================================================================================================================================
Mortgage-Backed Obligations--25.0%
------------------------------------------------------------------------------------------------------------------------------------
Government Agency--18.1%
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/Sponsored--13.6%
Federal Home Loan Mortgage Corp., Collateralized Mtg
Obligations, Gtd. Multiclass Mtg. Participation Certificates:
11.50%, 10/1/16                                                                                  $   3,179,614          $  3,514,396
Series 1092, Cl. K, 8.50%, 6/15/21                                                                   7,497,037             7,867,241
Series 1252, Cl. J, 8%, 5/15/22                                                                      7,000,000             7,360,920
Series 1343, Cl. LA, 8%, 8/15/22                                                                    17,100,000            17,955,000
Series 1455, Cl. J, 7.50%, 12/15/22                                                                 18,527,500            19,401,627
Series 1477, Cl. G, 7%, 2/15/21                                                                     15,000,000            15,346,800
Series 1562, Cl. C, 7%, 3/15/21                                                                     10,000,000            10,156,200
Series 1993, Cl. PD, 6.50%, 6/15/26                                                                 21,074,000            20,961,886
Series 2103, Cl. PS, 6.50%, 12/15/28                                                                21,750,000            21,063,353
Series 2111, Cl. PH, 6.50%, 2/15/28                                                                 28,690,000            28,690,000
Series 2113, Cl. MW, 6.50%, 1/15/29                                                                 19,682,000            19,202,251
Series 2121, Cl. PH, 6.50%, 2/15/29                                                                 38,520,300            37,629,518
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg
Obligations:
Series 2132, Cl. QD, 6.50%, 3/15/29                                                                 20,000,000            20,056,250
Series 2134, Cl. D, 6.50%, 3/1/29                                                                  110,000,000           110,515,625
Series 2136, Cl. PQ, 6.50%, 3/1/29                                                                  10,000,000             9,978,125
Series 2136, Cl. PR, 6.50%, 3/15/29                                                                 22,247,000            21,697,777
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Multiclass Mtg
Participation Certificates:
10%, 5/1/20                                                                                          1,441,920             1,559,307
10.50%, 5/1/20                                                                                       2,872,544             3,139,835
12%, 6/1/17                                                                                          6,236,317             7,117,197
Series 1684, Cl. G, 6.50%, 3/15/23                                                                  11,500,000            11,758,750
Series 1797, Cl. D, 6.166%, 7/15/08                                                                  4,728,633             4,706,456
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg
Investment Conduit Pass-Through Certificates,
Series 1914, Cl. G, 6.50%, 2/15/24                                                                   8,375,000             8,403,726
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-OnlyStripped Mtg.-Backed Security:
Series 176, Cl. IO, 8.744%-12.673%, 6/1/26(2)                                                       23,902,535             5,684,321
Series 177, Cl. B, 1.078%-2.289%, 7/1/26(2)                                                         47,987,206            11,396,962
Series 183, Cl. IO, 2.289%-9.972%, 4/1/27(2)                                                        28,273,256             6,741,404
Series 192, Cl. IO, 12.582%-20.021%, 2/1/28(2)                                                     112,377,165            29,727,272
Series 194, Cl. IO, 11.154%-12.445%, 4/1/28(2)                                                      22,890,864             6,345,062
Series 197, Cl. IO, 8.495%-13.978%, 4/1/28(2)                                                      298,626,162            87,814,757
Series 199, Cl. IO, 11.656%-21.654%, 8/1/28(2)                                                     417,231,619           118,193,893
Series 200, Cl. IO, 14.275%, 1/1/29(2)                                                              29,808,669             8,923,970
Series 202, Cl. IO, 11.565%, 4/1/29(2)                                                              11,000,000             3,245,000




11 Oppenheimer Strategic Income Fund


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Statement of Investments (Unaudited) (Continued)

                                                                                                 Face                   Market Value
                                                                                                 Amount(1)              See Note 1
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/Sponsored (continued)
Federal Home Loan Mortgage Corp., Interest-Only
Stripped Mtg.-Backed Security: (continued)
Series 294, Cl. 2, 9.466%, 2/1/28(2)                                                              $  6,006,341           $ 1,480,939
Series 1627, Cl. PN, 7.33%, 9/15/22(2)                                                              25,694,950             6,648,568
Series 2103, Cl. TI, 15.212%, 10/15/27(2)                                                           21,645,568             5,228,758
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Mtg.-Backed
Certificates, 10%, 4/1/20                                                                            2,009,412             2,175,772
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 183, Cl. PO, 4.762%, 4/1/27(3)                                         15,196,875            11,929,547
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.-Government National
Mortgage Assn., Gtd. Multiclass Mtg. Participation Certificates,
Series 32, Cl. TG, 7%, 1/25/21                                                                      17,965,500            18,363,975
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6.50%, 4/1/13(4)                                                                                   100,000,000           100,906,000
6.50%, 4/1/26-1/1/29                                                                                56,807,337            56,565,189
7%, 4/25/27(4)                                                                                     100,000,000           101,391,000
7.50%, 11/1/25-7/1/26                                                                                9,440,115             9,702,838
9.50%, 4/1/20-11/25/27                                                                               1,437,949             1,557,122
10.50%, 10/1/19                                                                                      1,255,294             1,375,326
11%, 10/15/15                                                                                        3,707,466             4,134,937
12%, 2/15/16                                                                                         3,010,299             3,422,951
15%, 4/15/13                                                                                         2,084,832             2,579,981
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1990-18, Cl. K, 9.60%, 3/25/20                                                                 9,460,231            10,113,555
Trust 1993-38, Cl. U, 7.50%, 8/25/21                                                                10,000,000            10,315,600
Trust 1994-27, Cl. PH, 6.50%, 9/25/22                                                                4,045,000             4,117,041
Trust 1997-63, Cl. PC, 6.50%, 3/18/26                                                                8,470,400             8,539,180
Trust 1998-36, Cl. PA, 6.25%, 7/18/13                                                               10,000,000            10,081,200
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 1989-4, Cl. D, 10%, 2/25/19                                                                    7,716,933             8,380,050
Trust 1992-162, Cl. C, 7%, 10/25/21                                                                  5,850,000             5,937,750
Trust 1995-4, Cl. PC, 8%, 5/25/25                                                                    8,692,100             9,221,710
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Trust 176, Cl. 2, 13.66%-13.78%, 2/1/28(2)                                                          58,659,903            14,463,333
Trust 249, Cl. 2, 13.41%, 10/25/23(2)                                                                9,614,595             2,451,722
Trust 276, Cl. 2, 11.60%, 10/1/24(2)                                                                22,814,593             5,867,628
Trust 294, Cl. 2, 8.24%-22.52%, 2/1/28(2)                                                           55,741,551            13,743,777
Trust 299, Cl. 2, 13.53%-13.93%, 5/1/28(2)                                                          33,728,070             9,011,719
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only
Stripped Mtg.-Backed Security:
Trust 277, Cl. 1, 11.89%, 4/1/27(3)                                                                  7,614,476             6,331,913
Trust 294, Cl. 1, 3.03%-4.16%, 2/1/28(3)                                                            20,730,409            16,283,089
                                                                                                                       -------------
                                                                                                                       1,148,477,051



12 Oppenheimer Strategic Income Fund


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                                                                                                       Face             Market Value
                                                                                                       Amount(1)        See Note 1
------------------------------------------------------------------------------------------------------------------------------------
GNMA/Guaranteed--4.5%
Government National Mortgage Assn.:
6.50%, 7/20/28                                                                                         $ 39,584,920     $ 39,289,617
7%, 1/15/28-8/15/28                                                                                      71,819,164       72,978,335
7.50%, 9/15/25-9/15/28                                                                                   76,708,171       79,076,995
8%, 1/15/28                                                                                              46,127,563       48,097,220
12.50%, 11/15/15-12/15/13                                                                                14,341,397       16,399,675
13%, 10/15/15                                                                                            19,346,552       22,955,894
13.50%, 6/15/15                                                                                          24,761,303       29,736,778
Series 1999-1, Cl. Z, 6.50%, 1/20/29                                                                     28,330,646       25,603,822
Collateralized Mtg. Obligations, Gtd. Multiclass Mtg.
Participation Certificates, Series 1997-5, Cl. PC, 7%, 10/20/25                                         38,000,000        38,866,780
------------------------------------------------------------------------------------------------------------------------------------
U.S. Department of Veterans Affairs, Interest-Only
Gtd. Real Estate Mtg. Investment Conduit Pass-Through
Certificates, Vendee Mtg. Trust:
Series 1992-2, Cl. IO, 7.05%, 9/1/22(2)(5)                                                              117,983,049        2,811,315
Series 1995-2B, Cl. 2-IO, 9.29%, 6/1/25(2)(5)                                                            12,119,351          261,324
Series 1995-3, Cl. 1-IO, 12.27%, 9/1/25(2)(5)                                                           306,689,972        3,641,943
                                                                                                                         -----------
                                                                                                                         379,719,698
------------------------------------------------------------------------------------------------------------------------------------
Private--6.9%
------------------------------------------------------------------------------------------------------------------------------------
Agricultural--0.1%
Prudential Agricultural Credit, Inc., Farmer Mac Agricultural
Real Estate Trust Sr. Sub. Mtg. Pass-Through Certificates:
Series 1992-2, Cl. B2, 9.443%, 1/15/03(5)(6)                                                              3,688,059        3,077,225
Series 1992-2, Cl. B3, 9.395%, 4/15/09(5)(6)                                                              6,526,602        4,784,815
                                                                                                                           ---------
                                                                                                                           7,862,040
------------------------------------------------------------------------------------------------------------------------------------
Commercial--4.8%
AMRESCO Commercial Mortgage Funding I Corp.,
Multiclass Mtg. Pass-Through Certificates, Series 1997-C1:
Cl. G, 7%, 6/17/29(5)                                                                                     1,550,000        1,205,125
Cl. H, 7%, 6/17/29(5)                                                                                     1,600,000        1,033,000
------------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg.
Pass-Through Certificates:
Series 1995-MD4, Cl. A-4, 7.384%, 8/13/29                                                                 5,000,000        4,887,500
Series 1995-MD4, Cl. A-5, 7.384%, 8/13/29                                                                20,000,000       18,643,750
Series 1997-D4, Cl. B1, 7.525%, 4/14/29(6)                                                               11,875,000        9,329,297
Series 1997-D4, Cl. B2, 7.525%, 4/14/29(6)                                                               24,582,312       18,486,667
Series 1997-D4, Cl. B3, 7.525%, 4/14/29(6)                                                                5,532,925        3,758,931
Series 1997-D5, Cl. B1, 6.93%, 2/14/41                                                                    7,700,000        5,679,953
Series 1997-D5, Cl. B2, 6.93%, 2/14/41                                                                   21,050,000       14,748,156
------------------------------------------------------------------------------------------------------------------------------------
CBA Mortgage Corp., Mtg. Pass-Through Certificates,
Series 1993-C1:
Cl. E, 6.72%, 12/25/03(5)(6)                                                                              2,609,000        2,271,461
Cl. F, 6.72%, 12/25/03(5)(6)                                                                             14,300,000       11,292,531




13 Oppenheimer Strategic Income Fund


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Statement of Investments (Unaudited) (Continued)

                                                                                                       Face             Market Value
                                                                                                       Amount(1)        See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Commercial (continued)
Citicorp Mortgage Securities, Inc., Sub. Bonds, Series 1993-5:
Cl. B3, 7%, 4/25/23(5)                                                                                 $  1,383,656     $  1,300,637
Cl. B4, 7%, 4/25/23(5)                                                                                    1,046,668          426,517
------------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., Collateralized Mtg.
Obligations, Series 1996-C1, Cl. E, 8.206%, 12/25/20(6)(7                                                 3,000,000        2,823,750
------------------------------------------------------------------------------------------------------------------------------------
CRIMMI MAE Trust I, Collateralized Mtg. Obligations,
Series 1996-C1, Cl. A2, 7.56%, 8/30/05(7)                                                                 6,300,000        6,060,797
------------------------------------------------------------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp., Mtg.
Pass-Through Certificates, Series 1998-C1, Cl. F, 6%,
5/17/40(5)                                                                                                5,500,000        3,372,188
------------------------------------------------------------------------------------------------------------------------------------
FDIC Trust, Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates:
Series 1994-C1, Cl. 2-D, 8.70%, 9/25/25                                                                   2,500,000        2,466,406
Series 1994-C1, Cl. 2-E, 8.70%, 9/25/25                                                                   2,500,000        2,436,719
Series 1994-C1, Cl. 2-G, 8.70%, 9/25/25(5)                                                                4,870,000        5,003,925
------------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
Interest-Only Stripped Mtg.-Backed Security, Series 1998-C2,
Cl. IO, 9.59%, 5/18/28(2)                                                                               118,852,098        4,668,195
------------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp. Commercial Mortgage
Securities, Inc., Sub. Bonds, Series 1998-C2, Cl. D, 6.50%, 7/15/10                                      14,583,523       13,553,562
------------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Collateralized
Mtg. Obligations:
Series 1997-C1, Cl. G, 7.414%, 11/15/11                                                                  19,440,000       14,197,275
Series 1997-C2, Cl. F, 6.75%, 4/16/29                                                                    17,785,500       11,849,589
------------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Interest-Only Stripped
Mtg.-Backed Security, Series 1997-C1, Cl. X, 8.85%, 7/15/27(2)                                          175,897,322       15,445,984
----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., Mtg. Pass-Through
Certificates, Series 1995-C2, Cl. D, 7.393%, 6/15/21(6)                                                   2,497,504        2,448,530
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 1996-C1, Cl. E, 7.432%, 3/15/06(5)(6)                                                              9,365,000        7,928,058
Series 1996-C1, Cl. F, 7.432%, 2/15/28(5)                                                                13,360,980       10,104,241
Series 1997-HF1, Cl. F, 6.86%, 2/15/10(5)                                                                 3,475,000        2,780,000
Series 1997-RR, Cl. D, 7.671%, 4/30/39(5)                                                                 2,950,000        2,476,156
Series 1997-RR, Cl. E, 7.649%, 4/30/39(5)(6)                                                              9,200,000        7,302,500
Series 1997-RR, Cl. F, 7.649%, 4/30/39(5)                                                                30,800,000       19,404,000
Series 1997-XL1, Cl. F, 7.412%, 10/3/30(6)                                                                7,000,000        6,569,063
Series 1997-XL1, Cl. G, 7.695%, 10/3/30(5)(6)                                                            14,358,000       12,347,880
----------------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations:
Series 1998-I, Cl. 1, 5%, 5/25/28(5)                                                                     21,043,601       20,412,294
Series 1998-II, Cl. D, 8%, 12/25/28(5)                                                                   10,044,398        9,959,649
Series 1999-I, Cl. ECFD, 8.75%, 7/25/02                                                                  19,292,905       19,160,267
----------------------------------------------------------------------------------------------------------------------------------
Nykredit AS, 8% Cv. Bonds, 10/1/26DKK                                                                    90,397,000       13,635,972






14 Oppenheimer Strategic Income Fund




                                                                                                    Face               Market Value
                                                                                                    Amount(1)          See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Commercial (continued)
Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates:
Series 1992-CHF, Cl. D, 8.25%, 12/25/20(5)                                                           $  1,565,823       $  1,555,303
Series 1993-C1, Cl. D, 9.45%, 5/25/24                                                                   6,597,507          6,536,171
Series 1993-C1, Cl. E, 9.50%, 5/25/24                                                                     255,531            254,693
Series 1994-C1, Cl. C, 8%, 6/25/26                                                                      8,000,000          8,010,000
Series 1994-C1, Cl. E, 8%, 6/25/26                                                                      5,544,490          5,419,306
Series 1994-C2, Cl. E, 8%, 4/25/25                                                                     18,016,464         17,754,662
Series 1994-C2, Cl. G, 8%, 4/25/25                                                                      5,744,616          5,544,452
Series 1995-C1, Cl. F, 6.90%, 2/25/27                                                                   6,673,212          6,188,362
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Series 1996-C1,
Cl. E, 9.184%, 1/20/06                                                                                  4,550,000          4,494,547
------------------------------------------------------------------------------------------------------------------------------------
Salomon, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1997-A3, 5%, 8/25/27(5)                                                                          6,044,662          5,681,982
------------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 1997-LLI:
Cl. E, 7.30%, 4/12/12                                                                                   3,000,000          2,695,313
Cl. F, 7.30%, 4/12/12(5)                                                                                8,000,000          6,155,000
------------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Multiclass Pass-Through Certificates:
Series 1995-C4, Cl. E, 8.637%, 6/25/26(5)(6)                                                            9,453,000          8,835,601
Series 1996-C3, Cl. E, 8.458%, 6/25/30(7)                                                               9,350,000          8,727,641
Series 1996-CFL, Cl. D, 7.034%, 2/25/28                                                                14,220,000         14,206,669
                                                                                                                        ------------
                                                                                                                         411,530,227
------------------------------------------------------------------------------------------------------------------------------------
Multifamily--0.4%
Countrywide Funding Corp., Mtg. Pass-Through Certificates:
Series 1993-11, Cl. B1, 6.25%, 2/25/09(5)                                                               1,098,233          1,050,186
Series 1993-11, Cl. B3, 6.25%, 2/25/09(5)                                                                 647,942            255,532
Series 1993-12, Cl. B1, 6.625%, 2/25/24                                                                 3,441,749          3,306,231
Series 1994-F, Cl. A7, 6%, 4/25/09                                                                     10,620,691         10,175,950
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., Commercial Mtg. Pass-Through
Certificates, Series 1997-MC1, Cl. F, 7.452%, 5/20/07(5)                                                2,939,000          2,413,654
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., Multifamily Mtg. Pass-Through
Certificates, Series 1996-MC1, Cl. G, 7.15%, 6/15/06(7)                                                 9,700,000          7,782,734
------------------------------------------------------------------------------------------------------------------------------------
Multifamily Capital Access One, Inc., Series 1,
Cl. D, 10.23%, 1/15/24(5)(6)                                                                            3,576,000          3,134,029
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Series 1996-CL,
Cl. F, 9.149%, 1/20/06(6)                                                                               9,632,000          7,868,140
                                                                                                                         -----------
                                                                                                                          35,986,456



15 Oppenheimer Strategic Income Fund



Statement of Investments (Unaudited) (Continued)

                                                                                                   Face                 Market Value
                                                                                                   Amount(1)            See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Residential--1.6%
Countrywide Funding Corp., Mtg. Pass-Through Certificates,
Series 1994-10, Cl. A10, 6%, 5/25/09                                                               $ 21,402,205         $ 20,786,892
------------------------------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through
Certificates, Series 1997-CHL1:
8.064%, 2/25/11(5)(6)                                                                                  14,500,000         10,304,063
8.806%, 5/25/08(5)(6)                                                                                   8,500,000          6,794,688
------------------------------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Mtg. Asset-Backed
Pass-Through Certificates:
Series 1996-A1, Cl. A8, 7.35%, 3/25/26                                                                 11,830,697         11,934,216
Series 1996-A4, Cl. A12, 7.50%, 9/25/26                                                                 8,200,000          8,369,125
Series 1996-QS8, Cl. A13, 7.75%, 12/25/26                                                              20,646,958         21,208,297
Series 1997-QS8, Cl. M3, 7.50%, 8/25/27                                                                 3,223,167          3,084,169
Series 1997-QS11, 7%, 10/25/12                                                                         17,469,578         17,698,867
------------------------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust, Collateralized Mtg.
Obligation, Non-Accelerated Security, Series 1997-A2,
Cl. A8, 7.75%, 4/25/27                                                                                 13,300,000         13,690,688
------------------------------------------------------------------------------------------------------------------------------------
Ryland Mortgage Securities Corp. Sub. Bonds, Series 1993-3,
Cl. B2, 6.713%, 8/25/08                                                                                 1,026,652          1,000,666
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Series 1996-B,
Cl. 1, 7.132%, 4/25/26(5)                                                                              14,449,114         10,394,332
------------------------------------------------------------------------------------------------------------------------------------
Salomon, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1998-A1, 5%, 12/25/00(5)                                                                         6,417,304          6,224,786
                                                                                                                       -------------
                                                                                                                         131,490,789
                                                                                                                       -------------
Total Mortgage-Backed Obligations (Cost $2,139,191,994)                                                                2,115,066,261

====================================================================================================================================
U.S. Government Obligations--8.5%
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
6.125%, 11/15/27                                                                                       97,825,000        101,401,775
8.125%, 8/15/21(9)                                                                                     28,300,000         35,949,858
10.75%, 8/15/05(9)                                                                                     55,000,000         70,709,375
12%, 8/15/13(10)(11)                                                                                   38,950,000         56,769,625
STRIPS, 5.025%, 11/15/18(8)                                                                           226,600,000         69,962,070
STRIPS, 5.612%, 8/15/22(8)                                                                            200,000,000         49,879,000
STRIPS, 5.668%, 11/15/21(8)                                                                           225,000,000         58,427,775
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
6.50%, 10/15/06(11)                                                                                    53,000,000         56,494,714
6.875%, 5/15/06                                                                                       203,820,000        221,272,088
                                                                                                                       -------------
Total U.S. Government Obligations (Cost $743,582,661)                                                                    720,866,280











16 Oppenheimer Strategic Income Fund




                                                                                                   Face                 Market Value
                                                                                                   Amount(1)            See Note 1
====================================================================================================================================
Foreign Government Obligations--17.1%
------------------------------------------------------------------------------------------------------------------------------------
Argentina--3.3%
Argentina (Republic of) Bonds:
12.125%, 2/25/19                                                                                   $   52,770,000     $   52,308,262
Bonos de Consolidacion de Deudas, Series I, 2.953%, 4/1/07(6)ARP                                       96,390,268         67,063,831
Series L, 5.938%, 3/31/05(6)                                                                           13,970,200         12,014,372
------------------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Nts.:
11%, 12/4/05                                                                                           38,385,000         36,609,694
11.75%, 2/12/07(7)ARP                                                                                   3,100,000          2,735,920
11.75%, 4/7/09(4)                                                                                      38,350,000         37,333,725
Series REGS, 11.75%, 2/12/07ARP                                                                        22,080,000         19,486,808
------------------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Sr. Unsec. Unsub. Bonds, 11%, 10/9/06                                           1,990,000         1,920,350
------------------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Unsec. Unsub. Medium-Term Nts.,
8.75%, 7/10/02ARP                                                                                      36,680,000         32,051,137
------------------------------------------------------------------------------------------------------------------------------------
Banco Hipotecario Nacional (Argentina) Medium-Term
Unsec. Nts., Series 3, 10.625%, 8/7/06                                                                 15,000,000         15,187,500
------------------------------------------------------------------------------------------------------------------------------------
City of Buenos Aires Bonds, Series 3, 10.50%, 5/28/04ARP                                                5,490,000          4,556,983
                                                                                                                         -----------
                                                                                                                         281,268,582
------------------------------------------------------------------------------------------------------------------------------------
Australia--0.1%
Treasury Corp. of Victoria Gtd. Bonds, 10.25%, 11/15/06AUD                                             9,860,000           8,000,267
------------------------------------------------------------------------------------------------------------------------------------
Brazil--1.6%
Brazil (Federal Republic of) Bonds:
10.125%, 5/15/27                                                                                         260,000             189,150
Series RG, 6.188%, 4/15/12(6)                                                                         18,720,000          10,974,600
------------------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Capitalization Bonds, 8%, 4/15/14                                        74,711,745          47,628,738
------------------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Debt Conversion Bonds,
6.188%, 4/15/12(6)                                                                                    23,385,000          13,709,456
------------------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Eligible Interest Bonds,
6.125%, 4/15/06(6)                                                                                    18,393,600          13,404,336
------------------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Gtd. Disc. Bonds, 6.125%, 4/15/24(6)                                     46,460,000          29,153,650
------------------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Interest Due & Unpaid Bonds,
6.063%, 1/1/01(6)                                                                                     18,922,320          17,455,840
------------------------------------------------------------------------------------------------------------------------------------
Telecomunicacoes Brasileiras SA Medium-Term Nts.,
10.543%, 12/9/99(5)(6)                                                                                   500,000             481,250
                                                                                                                         -----------
                                                                                                                         132,997,020
------------------------------------------------------------------------------------------------------------------------------------
Bulgaria--0.4%
Bulgaria (Republic of) Disc. Bonds, Tranche A, 5.875%, 7/28/24(6)                                     28,080,000          18,883,800
------------------------------------------------------------------------------------------------------------------------------------
Bulgaria (Republic of) Front-Loaded Interest Reduction
Bearer Bonds, Tranche A, 2.50%, 7/28/12(12)                                                           22,620,000          12,836,850
------------------------------------------------------------------------------------------------------------------------------------
Bulgaria (Republic of) Interest Arrears Bonds, 5.875%, 7/28/11(6)                                      6,800,000           4,564,500
                                                                                                                         -----------
                                                                                                                          36,285,150



17 Oppenheimer Strategic Income Fund



Statement of Investments (Unaudited) (Continued)

                                                                                                 Face                Market Value
                                                                                                 Amount(1)           See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Colombia--0.1%
Financiera Energetica Nacional SA Nts., 9.375%, 6/15/06                                          $     5,745,000     $     4,969,425
------------------------------------------------------------------------------------------------------------------------------------
Denmark--0.3%
Denmark (Kingdom of) Bonds, 8%, 5/15/03DKK                                                            90,230,000          15,262,161
------------------------------------------------------------------------------------------------------------------------------------
Denmark (Kingdom of) Bullet Bonds, 7%, 11/15/07DKK                                                    40,590,000           7,030,772
                                                                                                                         -----------
                                                                                                                          22,292,933
------------------------------------------------------------------------------------------------------------------------------------
Ecuador--0.1%
Ecuador (Republic of) Debs., 4.422%, 2/27/15(6)                                                       19,888,761           6,762,179
------------------------------------------------------------------------------------------------------------------------------------
Ecuador (Republic of) Disc. Bonds, 6%, 2/28/25(6)                                                      2,505,000           1,221,187
------------------------------------------------------------------------------------------------------------------------------------
Ecuador (Republic of) Past Due Interest Bonds, 4.422%, 2/27/15(6                                       7,354,698           2,500,597
                                                                                                                         -----------
                                                                                                                          10,483,963
------------------------------------------------------------------------------------------------------------------------------------
Finland--0.2%
Finland (Republic of) Bonds, 9.50%, 3/15/04EUR                                                        15,305,101          20,934,898
------------------------------------------------------------------------------------------------------------------------------------
France--0.2%
France (Government of) Bonds, Obligations
Assimilables du Tresor, 5.50%, 10/25/07EUR                                                            18,212,513          21,795,251
------------------------------------------------------------------------------------------------------------------------------------
Germany--1.0%
Germany (Republic of) Bonds:
6.625%, 7/9/03EUR                                                                                      8,515,000          10,374,371
Series 98, 4.125%, 7/4/08EUR                                                                          33,180,000          36,046,256
Series 129, 3.50%, 11/11/03EUR                                                                        35,190,000          38,393,249
                                                                                                                         -----------
                                                                                                                          84,813,876
------------------------------------------------------------------------------------------------------------------------------------
Great Britain--0.6%
United Kingdom Treasury Nts., 8%, 6/10/03GBP                                                          29,250,000          53,049,779
------------------------------------------------------------------------------------------------------------------------------------
Hungary--0.5%
Hungary (Government of) Bonds:
Series 00/G, 16%, 11/24/00HUF                                                                      3,840,160,000          16,582,537
Series 01/G, 13.50%, 1/12/01HUF                                                                    2,039,740,000           8,502,150
Series 03/I, 13%, 7/24/03HUF                                                                       1,919,760,000           8,182,082
Series 99-G, 16.50%, 7/24/99HUF                                                                    1,946,000,000           8,253,037
                                                                                                                         -----------
                                                                                                                          41,519,806
------------------------------------------------------------------------------------------------------------------------------------
Indonesia--0.1%
Perusahaan Listr, 17%, 8/21/01(5)IDR                                                               9,000,000,000             544,668
------------------------------------------------------------------------------------------------------------------------------------
PT Bank Negara Indonesia Sr. Unsec. Nts., 7.625%, 2/15/07                                              8,845,000           5,373,337
------------------------------------------------------------------------------------------------------------------------------------
PT Hutama Karya Medium-Term Nts.,
Zero Coupon, 9/3/98(5)(13)IDR                                                                     25,000,000,000             792,506
                                                                                                                         -----------
                                                                                                                           6,710,511





18 Oppenheimer Strategic Income Fund




                                                                                                       Face            Market Value
                                                                                                       Amount(1)       See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Italy--1.7%
Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali:
6%, 11/1/07EUR                                                                                          42,790,000      $ 52,408,665
8.50%, 1/1/04EUR                                                                                        53,117,926        69,829,306
8.75%, 7/1/06EUR                                                                                         9,430,784        13,220,446
10.50%, 4/1/05EUR                                                                                        4,287,711         6,288,882
                                                                                                                         -----------
                                                                                                                         141,747,299
------------------------------------------------------------------------------------------------------------------------------------
Ivory Coast--0.1%
Ivory Coast (Government of) Past Due Interest Bonds,
2%, 3/29/18(7)(12)                                                                                      21,943,350         7,296,164
------------------------------------------------------------------------------------------------------------------------------------
Jordan--0.1%
Hashemite (Kingdom of Jordan) Bonds, Series DEF,
5.50%, 12/23/23(12)                                                                                     13,480,000         7,582,500
------------------------------------------------------------------------------------------------------------------------------------
Mexico--2.6%
Fideicomiso Petacalco Trust Nts., 10.16%, 12/23/09(7)                                                    8,000,000         7,220,000
------------------------------------------------------------------------------------------------------------------------------------
Mexican Williams Bonds, 5.948%, 11/15/08(6)                                                              1,500,000         1,230,000
------------------------------------------------------------------------------------------------------------------------------------
United Mexican States Bonds:
6.63%, 12/31/19FRF                                                                                     235,510,000        31,008,465
11.375%, 9/15/16                                                                                        32,625,000        35,316,562
11.50%, 5/15/26                                                                                         26,890,000        30,015,962
------------------------------------------------------------------------------------------------------------------------------------
United Mexican States Collateralized Fixed Rate Par Bonds:
Series B, 6.25%, 12/31/19                                                                               63,050,000        49,651,875
Series W-A, 6.25%, 12/31/19                                                                             19,050,000        15,001,875
Series W-B, 6.25%, 12/31/19                                                                             29,950,000        23,585,625
------------------------------------------------------------------------------------------------------------------------------------
United Mexican States Treasury Bills, Zero Coupon,
32.902%, 5/6/99(8)MXP                                                                                  240,450,000        24,711,469
                                                                                                                         -----------
                                                                                                                         217,741,833
------------------------------------------------------------------------------------------------------------------------------------
New Zealand--0.5%
New Zealand (Government of) Bonds, 10%, 3/15/02NZD                                                      66,450,000        40,102,905
------------------------------------------------------------------------------------------------------------------------------------
Nigeria--0.2%
Nigeria (Federal Republic of) Promissory Nts.,
Series RC, 5.092%, 1/5/10                                                                               28,111,987        18,143,561
------------------------------------------------------------------------------------------------------------------------------------
Norway--0.2%
Norway (Government of) Bonds, 9.50%, 10/31/02NOK                                                       125,640,000        18,710,904
------------------------------------------------------------------------------------------------------------------------------------
Panama--0.1%
Panama (Government of) Past Due Interest Debs., 5.41%, 7/17/16(6)                                       10,404,289         8,258,404
------------------------------------------------------------------------------------------------------------------------------------
Panama (Republic of) Bonds, 9.375%, 4/1/29                                                               3,500,000         3,514,875
                                                                                                                         -----------
                                                                                                                          11,773,279




19 Oppenheimer Strategic Income Fund



Statement of Investments (Unaudited) (Continued)

                                                                                                       Face             Market Value
                                                                                                       Amount(1)        See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Peru--0.7%
Peru (Republic of) Sr. Nts., Zero Coupon, 4.534%, 2/28/16(8                                           $125,567,340       $56,655,984
------------------------------------------------------------------------------------------------------------------------------------
Poland--0.7%
Poland (Republic of) Bonds:
12%, 10/12/03PLZ                                                                                        31,680,000         8,383,223
Series 0600, 14%, 6/12/00PLZ                                                                            15,000,000         3,827,802
Series 2 yr., 14%, 2/12/00PLZ                                                                           14,000,000         3,542,872
------------------------------------------------------------------------------------------------------------------------------------
Poland (Republic of) Past Due Interest Bonds, 5%, 10/27/14(12)                                          33,185,000        30,613,162
------------------------------------------------------------------------------------------------------------------------------------
Poland (Republic of) Treasury Bills, Series 52, Zero Coupon:
14.857%, 10/13/99(8)PLZ                                                                                 25,180,000         5,899,220
15.122%, 8/11/99(8)PLZ                                                                                  14,400,000         3,441,601
                                                                                                                         -----------
                                                                                                                          55,707,880
------------------------------------------------------------------------------------------------------------------------------------
Russia--0.3%
Russia (Government of) Bonds:
18.29%, 4/28/99(5)(13)RUR                                                                               34,219,000           267,129
29.80%, 7/14/99(5)(13)RUR                                                                               57,402,000           521,796
Series 2, 29.80%, 7/14/99(5)(13)RUR                                                                     28,564,000           259,652
Series 3, 18.29%, 4/28/99(5)(13)RUR                                                                     31,475,000           245,708
------------------------------------------------------------------------------------------------------------------------------------
Russia (Government of) Debs., 5.97%, 12/15/15(6)                                                         1,025,618            84,613
------------------------------------------------------------------------------------------------------------------------------------
Russia (Government of) Federal Loan Bonds,
Series 5022, 15%, 2/23/00(5)(13)RUR                                                                    190,703,000         1,593,198
------------------------------------------------------------------------------------------------------------------------------------
Russia (Government of) Principal Loan Debs.,
Series 24 yr., 12/15/20(12)                                                                             59,220,000         4,034,363
------------------------------------------------------------------------------------------------------------------------------------
Russia (Government of) Unsec. Bonds, 11%, 7/24/18                                                       46,745,000        12,270,563
------------------------------------------------------------------------------------------------------------------------------------
Russian Federation Unsec. Unsub. Nts.:
8.75%, 7/24/05                                                                                          19,140,000         4,880,700
12.75%, 6/24/28                                                                                          9,590,000         2,906,969
                                                                                                                         -----------
                                                                                                                          27,064,691
------------------------------------------------------------------------------------------------------------------------------------
Spain--0.8%
Spain (Kingdom of) Gtd. Bonds, Bonos y Obligacion del Estado:
4.50%, 7/30/04EUR                                                                                       13,098,249        14,624,974
6%, 1/31/08EUR                                                                                           5,853,857         7,121,703
10.90%, 8/30/03EUR                                                                                      34,540,000        48,525,060
                                                                                                                         -----------
                                                                                                                          70,271,737
------------------------------------------------------------------------------------------------------------------------------------
Sweden--0.3%
Sweden (Kingdom of) Bonds, Series 1033, 10.25%, 5/5/03SEK                                              150,900,000        23,028,428
------------------------------------------------------------------------------------------------------------------------------------
Turkey--0.0%
Export Credit Bank of Turkey Bonds, 7.562%, 8/18/00(5)(6)                                                  250,000           226,250






20 Oppenheimer Strategic Income Fund




                                                                                                    Face              Market Value
                                                                                                    Amount(1)         See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Venezuela--0.3%
Venezuela (Republic of) Front-Loaded Interest Reduction
Bonds, Series B, 6.125%, 3/31/07(6)                                                                 $    7,690,476    $    5,171,845
------------------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) New Money Bonds:
Series A, 6.063%, 12/18/05(6)                                                                           12,970,670         9,351,043
Series B, 5.938%, 12/18/05(6)                                                                            9,882,353         7,124,559
Series P, 5.938%, 12/18/05(6)                                                                            2,676,482         1,890,266
                                                                                                                       -------------
                                                                                                                          23,537,713
------------------------------------------------------------------------------------------------------------------------------------
Vietnam--0.0%
Vietnam (Government of) Bonds, 3%, 3/12/28(6)                                                            1,932,000           543,375
                                                                                                                       -------------
Total Foreign Government Obligations (Cost $1,541,199,501)                                                             1,445,255,964

====================================================================================================================================
Loan Participations--0.5%
------------------------------------------------------------------------------------------------------------------------------------
Central Bank of Indonesia Gtd. Nts.:
Series 3, 8.375%, 8/25/01(5)                                                                             9,000,000         5,715,000
Series 4, 8.625%, 8/25/02(5)                                                                             1,620,000           963,900
------------------------------------------------------------------------------------------------------------------------------------
Jamaica (Government of) 1990 Refinancing Agreement Nts.,
Tranche A, 5.875%, 10/16/00(5)(6)                                                                          489,240           459,886
------------------------------------------------------------------------------------------------------------------------------------
Morocco (Kingdom of) Loan Participation Agreement,
Tranche A, 6.063%, 1/1/09(5)(6)                                                                         27,695,238        22,502,381
------------------------------------------------------------------------------------------------------------------------------------
PT Bank Ekspor Impor Indonesia Nts.:
Series 2 yr., 8.125%, 8/25/00(5)                                                                           900,000           643,500
Series 3 yr., 8.375%, 8/25/01(5)                                                                         1,350,000           857,250
------------------------------------------------------------------------------------------------------------------------------------
PT Bank Negara Indonesia Gtd. Nts.:
Series 2 yr., 8.125%, 8/25/00(5)                                                                         3,000,000         2,145,000
Series 3 yr., 8.375%, 8/25/01(5)                                                                         2,500,000         1,587,500
Series 4 yr., 8.625%, 8/25/02(5)                                                                           250,000           148,750
------------------------------------------------------------------------------------------------------------------------------------
PT Lippo Bank Nts.:
7.875%, 8/25/99(5)                                                                                         450,000           409,500
8.125%, 8/25/00(5)                                                                                       2,400,000         1,716,000
8.375%, 8/25/01(5)                                                                                       3,600,000         2,286,000
8.625%, 8/25/02(5)                                                                                         300,000           178,500
                                                                                                                       -------------
Total Loan Participations (Cost $41,921,864)                                                                              39,613,167







21 Oppenheimer Strategic Income Fund



Statement of Investments (Unaudited) (Continued)

                                                                                                       Face             Market Value
                                                                                                       Amount(1)        See Note 1
====================================================================================================================================
Corporate Bonds and Notes--39.9%
------------------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--1.1%
America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05                                                   $22,273,000       $23,052,555
------------------------------------------------------------------------------------------------------------------------------------
Amtran, Inc.:
9.625% Nts., 12/15/05                                                                                    4,000,000         4,000,000
10.50% Sr. Nts., 8/1/04                                                                                  7,800,000         8,082,750
------------------------------------------------------------------------------------------------------------------------------------
Atlas Air, Inc.:
9.25% Sr. Nts., 4/15/08(5)                                                                               7,700,000         7,623,000
9.375% Sr. Nts., 11/15/06(7)                                                                             7,000,000         7,035,000
10.75% Sr. Nts., 8/1/05                                                                                  8,183,000         8,602,379
------------------------------------------------------------------------------------------------------------------------------------
Constellation Finance LLC, 9.80% Airline Receivable
Asset-Backed Nts., Series 1997-1, 1/1/01(5)                                                              7,500,000         7,275,000
------------------------------------------------------------------------------------------------------------------------------------
GPA Delaware, Inc., 9.75%, 12/10/01(5)                                                                   2,000,000         2,020,000
------------------------------------------------------------------------------------------------------------------------------------
Greater Toronto Airport, 5.40% Debs., 12/3/02CAD                                                        10,005,000         6,631,196
------------------------------------------------------------------------------------------------------------------------------------
Pegasus Aircraft Lease Securitization Trust, 11.76% Sr. Nts.,
Series 1997-A, Cl. B, 6/15/04(5)                                                                         4,043,336         4,174,341
------------------------------------------------------------------------------------------------------------------------------------
SC International Services, Inc., 9.25% Sr. Sub. Nts., Series B, 9/1/07                                  10,150,000        11,012,750
------------------------------------------------------------------------------------------------------------------------------------
Trans World Airlines Lease, 14% Equipment Trust, 7/2/08(5)                                               3,164,778         3,101,483
                                                                                                                       -------------
                                                                                                                          92,610,454
------------------------------------------------------------------------------------------------------------------------------------
Chemicals--0.6%
Brunner Mond Group plc, 12.50% Sr. Sub. Nts., 7/15/08(7)GBP                                              3,885,000         3,606,148
------------------------------------------------------------------------------------------------------------------------------------
ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07                                               2,500,000         2,412,500
------------------------------------------------------------------------------------------------------------------------------------
ICO, Inc., 10.375% Sr. Nts., 6/1/07                                                                      2,200,000         1,507,000
------------------------------------------------------------------------------------------------------------------------------------
Laroche Industries, Inc., 9.50% Sr. Sub. Nts., Series B, 9/15/07                                         2,205,000         1,642,725
------------------------------------------------------------------------------------------------------------------------------------
NL Industries, Inc., 11.75% Sr. Sec. Nts., 10/15/03                                                      9,560,000        10,181,400
------------------------------------------------------------------------------------------------------------------------------------
PCI Chemicals Canada, Inc., 9.25% Sec. Nts., 10/15/07                                                    4,375,000         3,543,750
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Americas Acquisition Corp., 9.25% Sr. Nts., 6/15/07                                              4,395,000         3,625,875
------------------------------------------------------------------------------------------------------------------------------------
Polytama International Finance BV, 11.25% Sec. Nts., 6/15/07(13)                                         6,165,927           878,645
------------------------------------------------------------------------------------------------------------------------------------
Sovereign Specialty Chemicals, Inc., 9.50% Sr. Unsec. Sub. Nts.,
Series B, 8/1/07                                                                                         8,615,000         8,938,062
------------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.:
11.25% Sr. Sub. Nts., 4/1/07                                                                             2,510,000         2,309,200
11.75% Sr. Unsec. Sub. Nts., 8/15/06                                                                    10,610,000        10,026,450
                                                                                                                       -------------
                                                                                                                          48,671,755
------------------------------------------------------------------------------------------------------------------------------------
Consumer Durables--0.2%
Holmes Products Corp.:
9.875% Sr. Sub. Nts., Series C, 11/15/07(5)                                                              2,000,000         1,910,000
9.875% Sr. Unsec. Sub. Nts., Series B, 11/15/07                                                          6,110,000         5,835,050
------------------------------------------------------------------------------------------------------------------------------------
Icon Health & Fitness, Inc., 13% Sr. Sub. Nts., Series B, 7/15/02                                        8,100,000         5,710,500
------------------------------------------------------------------------------------------------------------------------------------
TAG Heuer International SA, 12% Sr. Sub. Nts., 12/15/05(5)                                               4,705,000         5,374,098
                                                                                                                       -------------
                                                                                                                          18,829,648




22 Oppenheimer Strategic Income Fund




                                                                                                       Face             Market Value
                                                                                                       Amount(1)        See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Consumer Non-Durables--1.1%
AKI Holdings, Inc.:
0%/13.50% Sr. Disc. Debs., 7/1/09(14)                                                                  $ 3,850,000       $ 1,549,625
10.50% Sr. Unsec. Nts., 7/1/08                                                                           3,350,000         3,299,750
------------------------------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05                                          8,025,000         5,136,000
------------------------------------------------------------------------------------------------------------------------------------
Bell Sports, Inc., 11% Sr. Unsec. Sub. Nts., Series B, 8/15/08                                           9,555,000         9,865,537
------------------------------------------------------------------------------------------------------------------------------------
Fruit of the Loom, Inc., 8.875% Sr. Unsec. Nts., 4/15/06(7)                                              9,000,000         9,045,000
------------------------------------------------------------------------------------------------------------------------------------
Globe Manufacturing, Inc., 10% Sr. Sub. Nts., 8/1/08(7)                                                  4,550,000         3,503,500
------------------------------------------------------------------------------------------------------------------------------------
Indorayon International Finance Co. BV, 10% Gtd. Unsec.
Unsub. Nts., 3/29/01(5)                                                                                  1,850,000           601,250
------------------------------------------------------------------------------------------------------------------------------------
Phillips-Van Heusen Corp., 9.50% Sr. Unsec. Sub. Nts., 5/1/08                                            4,745,000         4,721,275
------------------------------------------------------------------------------------------------------------------------------------
PT Inti Indorayon Utama, 9.125% Sr. Nts., 10/15/00(5)(13)                                                4,025,000           815,062
------------------------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp.:
8.625% Sr. Unsec. Sub. Nts., 2/1/08                                                                     20,250,000        18,630,000
9% Sr. Nts., 11/1/06                                                                                     5,485,000         5,457,575
------------------------------------------------------------------------------------------------------------------------------------
Revlon Worldwide Corp., Zero Coupon Sr. Sec. Disc. Nts.,
Series B, 23.12%, 3/15/01(8)                                                                             7,225,000         4,371,125
------------------------------------------------------------------------------------------------------------------------------------
Salton/Maxim Housewares, Inc., 10.75% Sr. Sub. Nts., 12/15/05(5)                                        10,300,000        10,454,500
------------------------------------------------------------------------------------------------------------------------------------
Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08                                           6,340,000         6,181,500
------------------------------------------------------------------------------------------------------------------------------------
William Carter Co., 10.375% Sr. Sub. Nts., Series A, 12/1/06(5)                                          2,890,000         3,106,750
------------------------------------------------------------------------------------------------------------------------------------
Williams (J. B.) Holdings, Inc., 12% Sr. Nts., 3/1/04                                                    6,300,000         6,426,000
                                                                                                                       -------------
                                                                                                                          93,164,449
------------------------------------------------------------------------------------------------------------------------------------
Energy--1.6%
AEI Resources, Inc., 11.50% Sr. Sub. Nts., 12/15/06(7)                                                   5,000,000         5,012,500
------------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
8.50% Sr. Nts., 3/15/12                                                                                  2,000,000         1,390,000
9.125% Sr. Unsec. Nts., 4/15/06                                                                          1,491,000         1,200,255
9.625% Sr. Unsec. Nts., Series B, 5/1/05                                                                 5,160,000         4,321,500
------------------------------------------------------------------------------------------------------------------------------------
Clark Refinancing & Marketing, Inc., 8.875% Sr. Sub. Nts., 11/15/07                                      9,795,000         8,276,775
------------------------------------------------------------------------------------------------------------------------------------
Clark USA, Inc., 10.875% Sr. Nts., Series B, 12/1/05(5)                                                  3,600,000         3,006,000
------------------------------------------------------------------------------------------------------------------------------------
Dailey International, Inc., 9.50% Sr. Unsec. Nts., Series B, 2/15/08(5)                                  3,700,000         1,202,500
------------------------------------------------------------------------------------------------------------------------------------
Denbury Management, Inc., 9% Sr. Sub. Nts., 3/1/08                                                       4,450,000         3,804,750
------------------------------------------------------------------------------------------------------------------------------------
Empresa Electric Del Norte, 10.50% Sr. Debs., 6/15/05(7)                                                 1,300,000           851,500
------------------------------------------------------------------------------------------------------------------------------------
Forcenergy, Inc., 9.50% Sr. Sub. Nts., 11/1/06(13)                                                      11,850,000         5,628,750
------------------------------------------------------------------------------------------------------------------------------------
Gothic Energy Corp., 0%/14.125% Sr. Disc. Nts., 5/1/06(14)                                              18,450,000         5,719,500
------------------------------------------------------------------------------------------------------------------------------------
Gothic Production Corp., 11.125% Sr. Sec. Nts., Series B, 5/1/05(7)                                      8,575,000         6,688,500
------------------------------------------------------------------------------------------------------------------------------------
Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/15/08                                        5,925,000         3,525,375
------------------------------------------------------------------------------------------------------------------------------------
National Energy Group, Inc., 10.75% Sr. Nts., Series D, 11/1/06(13)                                      9,720,000         2,964,600
------------------------------------------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                                       13,000,000         9,165,000
------------------------------------------------------------------------------------------------------------------------------------
P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                                        15,500,000        16,255,625
------------------------------------------------------------------------------------------------------------------------------------
Parker Drilling Co., 9.75% Sr. Unsec. Nts., Series D, 11/15/06                                           4,500,000         3,757,500
------------------------------------------------------------------------------------------------------------------------------------
Pogo Producing Co., 8.75% Sr. Sub. Nts., 5/15/07(5)                                                      9,185,000         8,496,125


23 Oppenheimer Strategic Income Fund

Statement of Investments (Unaudited) (Continued)

                                                                                                       Face             Market Value
                                                                                                       Amount(1)        See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Energy (continued)
R&B Falcon Corp., 12.25% Sr. Nts., 3/15/06(7)                                                      $     8,000,000     $   8,520,000
------------------------------------------------------------------------------------------------------------------------------------
RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08(5)                                                    20,215,000        13,089,212
------------------------------------------------------------------------------------------------------------------------------------
Statia Terminals International/Statia Terminals (Canada), Inc.,
11.75% First Mtg. Nts., Series B, 11/15/03                                                               1,775,000         1,899,250
------------------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp., 8.75% Sr. Sub. Nts., 9/15/07                                                         9,460,000         9,530,950
------------------------------------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc.:
0%/9.875% Sr. Disc. Nts., 2/15/08(14)                                                                    8,725,000         5,365,875
0%/11.375% Sr. Disc. Nts., 2/15/09(14)                                                                   2,400,000         1,428,000
                                                                                                                       -------------
                                                                                                                         131,100,042
------------------------------------------------------------------------------------------------------------------------------------
Financial--8.2%
AMRESCO, Inc.:
10% Sr. Sub. Nts., Series 97-A, 3/15/04                                                                  7,050,000         5,322,750
9.875% Sr. Sub. Nts., Series 98-A, 3/15/05                                                               4,260,000         3,216,300
------------------------------------------------------------------------------------------------------------------------------------
Bakrie Investindo, Zero Coupon Promissory Nts.,
7/10/98(5)(13)IDR                                                                                   27,000,000,000           466,858
------------------------------------------------------------------------------------------------------------------------------------
Banco Nacional de Mexico SA, 11% Sub. Exchangeable
Capital Debs., 7/15/03(5)                                                                                9,750,000         9,219,844
------------------------------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07                                                                   4,167,000         3,458,610
------------------------------------------------------------------------------------------------------------------------------------
Bayerische Vereinsbank AG, 5% Sec. Nts., Series 661, 7/28/04EUR                                         12,196,867        13,987,877
------------------------------------------------------------------------------------------------------------------------------------
CB Richard Ellis Services, Inc., 8.875% Sr. Unsec. Sub. Nts., 6/1/06(5)                                  8,250,000         8,311,875
------------------------------------------------------------------------------------------------------------------------------------
ECM Fund, L.P.I., 14% Sub. Nts., 6/10/02(5)                                                                128,500           128,822
------------------------------------------------------------------------------------------------------------------------------------
Emergent Group, Inc., 10.75% Sr. Nts., Series B, 9/15/04(5                                               2,625,000         1,063,125
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.625%, 6/10/03GBP                                                               3,555,000         5,832,959
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts., 5.75%, 3/15/09                                           220,000,000       218,178,400
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
Unsec. Nts., 5.25%, 1/15/09                                                                            230,000,000       219,792,600
Unsec. Nts., 6%, 5/15/08                                                                                50,000,000        50,523,500
Sub. Capital Debs., Zero Coupon, 10.783%, 10/9/19(8)                                                   170,000,000        47,307,600
------------------------------------------------------------------------------------------------------------------------------------
Hypothekenbank in Essen AG, 5.50% Sec. Nts.,
Series 459, 2/20/07EUR                                                                                  17,077,148        20,025,412
------------------------------------------------------------------------------------------------------------------------------------
Industrial Bank of Japan Preferred Capital Co. (The) LLC,
8.79% Bonds, 12/29/49(6)(7)                                                                              6,550,000         5,577,397
------------------------------------------------------------------------------------------------------------------------------------
Local Financial Corp., 11% Sr. Nts., 9/8/04(7)                                                          10,000,000        10,350,000
------------------------------------------------------------------------------------------------------------------------------------
Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27(5)                                                   5,350,000         4,360,250
------------------------------------------------------------------------------------------------------------------------------------
Ocwen Financial Corp., 11.875% Nts., 10/1/03                                                             9,275,000         8,764,875
------------------------------------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Gtd. Nts.,
3/29/04(5)(13)                                                                                           4,970,000           310,625
------------------------------------------------------------------------------------------------------------------------------------
Parametric RE Ltd., 10.206% Nts., 11/15/07(6)                                                            2,400,000         2,448,000
------------------------------------------------------------------------------------------------------------------------------------
PT Polysindo Eka Perkasa:
11% Nts., 6/18/03(5)(13)                                                                                11,350,000         1,475,500
24% Nts., 6/19/03(13)IDR                                                                             6,484,800,000            97,178





24 Oppenheimer Strategic Income Fund




                                                                                                       Face             Market Value
                                                                                                       Amount(1)        See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Financial (continued)
RBF Finance Co., 11% Sec. Nts., 3/15/06(7)                                                         $     7,275,000     $   7,620,562
------------------------------------------------------------------------------------------------------------------------------------
Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts.,
Series B, 4/1/08                                                                                        20,585,000        19,144,050
------------------------------------------------------------------------------------------------------------------------------------
SBS Agro Finance BV Bonds, 10.25%, 7/21/00                                                              14,961,000           336,622
------------------------------------------------------------------------------------------------------------------------------------
Southern Pacific Funding Corp., 11.50% Sr. Nts., 11/1/04(5)(13)                                          9,500,000         4,797,500
------------------------------------------------------------------------------------------------------------------------------------
Veritas Capital Trust, 10% Nts., 1/1/28                                                                  3,525,000         3,251,812
------------------------------------------------------------------------------------------------------------------------------------
Veritas Holdings, Inc., 9.625% Sr. Nts., 12/15/03                                                        6,117,000         6,254,632
------------------------------------------------------------------------------------------------------------------------------------
Washington Mutual Capital I, 8.375% Sub.
Capital Income Nts., 6/1/27                                                                              2,000,000         2,131,666
------------------------------------------------------------------------------------------------------------------------------------
Wilshire Financial Services Group, Inc., 13% Nts., 1/1/04(13)                                            5,440,000         1,659,200
                                                                                                                       -------------
                                                                                                                         685,416,401
------------------------------------------------------------------------------------------------------------------------------------
Food & Drug--0.9%
AmeriKing, Inc., 10.75% Sr. Nts., 12/1/06                                                                7,600,000         8,075,000
------------------------------------------------------------------------------------------------------------------------------------
Family Restaurants, Inc.:
9.75% Sr. Nts., 2/1/02                                                                                  21,100,000        11,710,500
10.875% Sr. Sub. Disc. Nts., 2/1/04(5)                                                                   4,800,000         1,920,000
------------------------------------------------------------------------------------------------------------------------------------
Fleming Cos., Inc.:
10.50% Sr. Sub. Nts., Series B, 12/1/04                                                                  5,450,000         5,123,000
10.625% Sr. Sub. Nts., Series B, 7/31/07                                                                18,625,000        17,274,687
------------------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc.:
0%/10.75% Jr. Sub. Deferred Coupon Nts., 11/1/03(14)                                                    12,160,000        12,038,400
12.625% Sub. Nts., 6/15/02(5)                                                                            3,000,000         3,101,250
------------------------------------------------------------------------------------------------------------------------------------
Randall's Food Markets, Inc., 9.375% Sr. Sub. Nts., Series B, 7/1/07                                    10,810,000        11,755,875
------------------------------------------------------------------------------------------------------------------------------------
Shoppers Food Warehouse Corp., 9.75% Sr. Nts., 6/15/04(5)                                                3,225,000         3,483,000
                                                                                                                       -------------
                                                                                                                          74,481,712
------------------------------------------------------------------------------------------------------------------------------------
Food/Tobacco--0.4%
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08                                                2,100,000         2,194,500
------------------------------------------------------------------------------------------------------------------------------------
Del Monte Foods Co., 0%/12.50% Sr. Disc. Nts.,
Series B, 12/15/07(14)                                                                                   6,581,000         4,919,297
------------------------------------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 9.75% Sr. Unsec. Sub. Nts., 5/15/07(7)                                               2,197,000         2,345,297
------------------------------------------------------------------------------------------------------------------------------------
Packaged Ice, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/1/05(5)                                           7,560,000         7,597,800
------------------------------------------------------------------------------------------------------------------------------------
Purina Mills, Inc., 9% Sr. Unsec. Sub. Nts., 3/15/10                                                     2,000,000         1,640,000
------------------------------------------------------------------------------------------------------------------------------------
SmithField Foods, Inc., 7.625% Sr. Unsec. Sub. Nts., 2/15/08                                             2,800,000         2,709,000
------------------------------------------------------------------------------------------------------------------------------------
Sparkling Spring Water Group Ltd., 11.50% Sr. Sec.
Sub. Nts., 11/15/07                                                                                     12,550,000         9,475,250
------------------------------------------------------------------------------------------------------------------------------------
Stroh Brewery Co., 11.10% Sr. Sub. Nts., 7/1/06(5)                                                         123,000           123,615
------------------------------------------------------------------------------------------------------------------------------------
Triarc Consumer Products Group LLC, 10.25% Sr.
Sub. Nts., 2/15/09(7)                                                                                    4,500,000         4,477,500
                                                                                                                       -------------
                                                                                                                          35,482,259






25 Oppenheimer Strategic Income Fund



Statement of Investments (Unaudited) (Continued)

                                                                                                       Face             Market Value
                                                                                                       Amount(1)        See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Forest Products/Containers--0.8%
Ball Corp.:
7.75% Sr. Unsec. Nts., 8/1/06                                                                          $ 3,300,000       $ 3,423,750
8.25% Sr. Unsec. Sub. Nts., 8/1/08                                                                       3,300,000         3,423,750
------------------------------------------------------------------------------------------------------------------------------------
Consumers International, Inc., 10.25% Sr. Sec. Nts., 4/1/05                                              5,875,000         6,212,812
------------------------------------------------------------------------------------------------------------------------------------
Domtar, Inc., 10.85% Debs., 8/5/17CAD                                                                    1,700,000         1,417,803
------------------------------------------------------------------------------------------------------------------------------------
Fletcher Challenge Finance U.S.A., Inc., 8.05% Debs., 6/15/03NZD                                         4,755,000         2,652,302
------------------------------------------------------------------------------------------------------------------------------------
Fletcher Challenge Ltd.:
10% Cv. Unsec. Sub. Nts., 4/30/05NZD                                                                     4,900,000         2,814,164
14.50% Cv. Sub. Nts., 9/30/00NZD                                                                         4,900,000         2,894,858
------------------------------------------------------------------------------------------------------------------------------------
Florida Coast Paper Co. LLC, 12.75% First Mtg. Nts.,
Series B, 6/1/03(13)                                                                                     5,050,000         2,348,250
------------------------------------------------------------------------------------------------------------------------------------
Four M Corp., 12% Sr. Sec. Nts., Series B, 6/1/06                                                        3,245,000         2,482,425
------------------------------------------------------------------------------------------------------------------------------------
Gaylord Container Corp., 9.75% Sr. Nts., 6/15/07                                                         4,000,000         3,900,000
------------------------------------------------------------------------------------------------------------------------------------
Indah Kiat International Finance Co. BV, 11.375% Sec. Nts.,
Series A, 6/15/99(5)                                                                                     5,400,000         5,116,500
------------------------------------------------------------------------------------------------------------------------------------
Mail-Well Corp., 8.75% Sr. Sub. Nts., 12/15/08(7)                                                        2,335,000         2,405,050
------------------------------------------------------------------------------------------------------------------------------------
Riverwood International Corp.:
10.625% Sr. Unsec. Nts., 8/1/07                                                                          9,490,000         9,917,050
10.875% Sr. Sub. Nts., 4/1/08                                                                           11,330,000        11,018,425
------------------------------------------------------------------------------------------------------------------------------------
SD Warren Co., 12% Sr. Sub. Nts., Series B, 12/15/04                                                     5,250,000         5,722,500
------------------------------------------------------------------------------------------------------------------------------------
SF Holdings Group, Inc., 0%/12.75% Sr. Disc. Nts., 3/15/08(14)                                           2,100,000           567,000
------------------------------------------------------------------------------------------------------------------------------------
U.S. Timberlands Co. LP, 9.625% Sr. Nts., 11/15/07                                                       3,850,000         3,874,062
                                                                                                                       -------------
                                                                                                                          70,190,701
------------------------------------------------------------------------------------------------------------------------------------
Gaming/Leisure--2.1%
AP Holdings, Inc., 0%/11.25% Sr. Disc. Nts., 3/15/08(14)                                                 2,150,000         1,236,250
------------------------------------------------------------------------------------------------------------------------------------
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08                                                         4,875,000         4,606,875
------------------------------------------------------------------------------------------------------------------------------------
Aztar Corp., 13.75% Sr. Sub. Nts., 10/1/04                                                               3,725,000         4,111,469
------------------------------------------------------------------------------------------------------------------------------------
Capital Gaming International, Inc., 11.50%
Promissory Nts., 8/1/95(13)                                                                                 33,500                --
------------------------------------------------------------------------------------------------------------------------------------
Capitol Queen & Casino, Inc., 12% First Mtg. Nts.,
Series A, 11/15/00(5)(13)                                                                                2,100,000           105,000
------------------------------------------------------------------------------------------------------------------------------------
Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07                                                          7,725,000         7,483,594
------------------------------------------------------------------------------------------------------------------------------------
Casino America, Inc., 12.50% Sr. Sec. Nts., 8/1/03(5)                                                    5,125,000         5,893,750
------------------------------------------------------------------------------------------------------------------------------------
Casino Magic of Louisiana Corp., 13% First Mtg. Nts.,
Series B, 8/15/03                                                                                        5,300,000         6,068,500
------------------------------------------------------------------------------------------------------------------------------------
Coast Hotel & Casinos, Inc., 9.50% Sr. Sub. Nts., 4/1/09(7)                                              3,000,000         3,045,000
------------------------------------------------------------------------------------------------------------------------------------
Empress Entertainment, Inc., 8.125% Sr. Sub. Nts., 7/1/06                                                4,290,000         4,290,000
------------------------------------------------------------------------------------------------------------------------------------
Grupo Posadas SA de CV, 10.375% Bonds, 2/13/02                                                           2,500,000         2,225,000
------------------------------------------------------------------------------------------------------------------------------------
Hard Rock Hotel, Inc., 9.25% Sr. Sub. Nts., 4/1/05                                                       4,060,000         3,958,500








26 Oppenheimer Strategic Income Fund




                                                                                                       Face             Market Value
                                                                                                       Amount(1)        See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Gaming/Leisure (continued)
Harveys Casino Resorts, 10.625% Sr. Unsec. Sub. Nts., 6/1/06                                           $   450,000      $   478,125
------------------------------------------------------------------------------------------------------------------------------------
Hollywood Park, Inc., 9.25% Sr. Sub. Nts., 2/15/07(7)                                                    8,000,000         8,260,000
------------------------------------------------------------------------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07                                                     13,350,000        13,750,500
------------------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                                                11,875,000        12,320,312
------------------------------------------------------------------------------------------------------------------------------------
Jupiters Ltd., 8.50% Sr. Nts., 3/1/06(7)                                                                 7,100,000         7,171,000
------------------------------------------------------------------------------------------------------------------------------------
Majestic Star Casino LLC (The), 12.75% Sr. Sec. Nts., 5/15/03                                            5,000,000         5,475,000
------------------------------------------------------------------------------------------------------------------------------------
Meristar Hospitality Corp., 8.75% Sr. Sub. Nts., 8/15/07(7)                                              8,000,000         7,680,000
------------------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
8.125% Sr. Nts., 1/1/06(7)                                                                               2,950,000         3,027,437
8.75% Sr. Sub. Nts., 1/1/09(7)                                                                          12,050,000        12,607,312
------------------------------------------------------------------------------------------------------------------------------------
Outboard Marine Corp., 10.75% Sr. Nts., 6/1/08(7)                                                        4,120,000         3,399,000
------------------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 12/15/05(7)                                        4,650,000         4,580,250
------------------------------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08(5)                                                           10,800,000         3,510,000
------------------------------------------------------------------------------------------------------------------------------------
Premier Parks, Inc.:
0%/10% Sr. Disc. Nts., 4/1/08(14)                                                                        6,350,000         4,460,875
9.25% Sr. Nts., 4/1/06                                                                                   5,355,000         5,595,975
------------------------------------------------------------------------------------------------------------------------------------
Rio Hotel & Casino, Inc.:
9.50% Sr. Sub. Nts., 4/15/07                                                                            13,120,000        14,366,400
10.625% Sr. Sub. Nts., 7/15/05                                                                           3,010,000         3,265,850
------------------------------------------------------------------------------------------------------------------------------------
Santa Fe Hotel, Inc., 11% Gtd. First Mtg. Nts., 12/15/00                                                   100,000            99,500
------------------------------------------------------------------------------------------------------------------------------------
Six Flags Entertainment Corp., 8.875% Sr. Nts., 4/1/06                                                   5,720,000         5,877,300
------------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 8.875% Sr. Sub. Nts., 12/1/08(7)                                                  4,500,000         4,635,000
------------------------------------------------------------------------------------------------------------------------------------
Venetian Casino Resort LLC/Las Vegas Sands, Inc.:
10% Sr. Unsec. Sub. Nts., 11/15/05(12)                                                                   7,100,000         6,851,500
12.25% Mtg. Nts., 11/15/04                                                                               5,000,000         5,175,000
                                                                                                                       -------------
                                                                                                                         175,610,274
------------------------------------------------------------------------------------------------------------------------------------
Healthcare--0.5%
Fresenius Medical Care Capital Trust III, 7.375% Nts., 2/1/08DEM                                         5,250,000         3,042,803
------------------------------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals, Inc., 8.75% Sr. Nts., 11/15/08(7)                                                   5,500,000         5,555,000
------------------------------------------------------------------------------------------------------------------------------------
Integrated Health Services, Inc.:
9.50% Sr. Sub. Nts., 9/15/07                                                                             6,160,000         4,096,400
10.25% Sr. Sub. Nts., 4/30/06                                                                              605,000           426,525
------------------------------------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc., 9.625% Sr. Unsec. Sub. Nts., Series B, 11/1/07                                   6,465,000         6,271,050
------------------------------------------------------------------------------------------------------------------------------------
King Pharmaceutical, Inc., 10.75% Sr. Sub. Nts., 2/15/09(7)                                              4,750,000         4,868,750
------------------------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc., 9% Sr. Sub. Nts., 2/15/08                                                5,050,000         4,368,250
------------------------------------------------------------------------------------------------------------------------------------
Oxford Health Plans, Inc., 11% Sr. Nts., 5/15/05(5)                                                      8,015,000         8,255,450
------------------------------------------------------------------------------------------------------------------------------------
Sun Healthcare Group, Inc., 9.50% Sr. Sub. Nts., 7/1/07                                                  3,815,000           782,075
------------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 8.125% Sr. Sub. Nts., 12/1/08(7)                                                 5,500,000         5,307,500
                                                                                                                       -------------
                                                                                                                          42,973,803





27 Oppenheimer Strategic Income Fund



Statement of Investments (Unaudited) (Continued)

                                                                                                       Face             Market Value
                                                                                                       Amount(1)        See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Housing--0.7%
Building Materials Corp. of America, 8.625% Sr. Nts.,
Series B, 12/15/06                                                                                     $ 3,400,000       $ 3,459,500
------------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8% Sr. Nts., 2/1/09                                                                   8,500,000         8,372,500
------------------------------------------------------------------------------------------------------------------------------------
Del Webb Corp., 10.25% Sr. Unsec. Sub. Nts., 2/15/10                                                     9,100,000         9,304,750
------------------------------------------------------------------------------------------------------------------------------------
Falcon Building Products, Inc., 9.50% Sr. Sub. Nts., 6/15/07                                             1,830,000         1,674,450
------------------------------------------------------------------------------------------------------------------------------------
Kaufman & Broad Home Corp., 7.75% Sr. Nts., 10/15/04(5)                                                 13,800,000        13,662,000
------------------------------------------------------------------------------------------------------------------------------------
Nortek, Inc.:
8.875% Sr. Nts., 8/1/08(7)                                                                               3,000,000         3,105,000
9.125% Sr. Nts., Series B, 9/1/07                                                                       11,450,000        11,936,625
9.25% Sr. Nts., Series B, 3/15/07                                                                        5,100,000         5,342,250
                                                                                                                       -------------
                                                                                                                          56,857,075
------------------------------------------------------------------------------------------------------------------------------------
Information Technology--0.6%
Details, Inc., 10% Sr. Sub. Nts., Series B, 11/15/05                                                     8,250,000         7,590,000
------------------------------------------------------------------------------------------------------------------------------------
DII Group, Inc., 8.50% Sr. Sub. Nts., 9/15/07                                                              925,000           934,250
------------------------------------------------------------------------------------------------------------------------------------
Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07                                                               6,345,000         6,448,106
------------------------------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor Corp., 10.375% Sr. Sub. Nts., 10/1/07(4)(7)                                      8,000,000         8,140,000
------------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.75% Sr. Sub. Nts., 9/30/09(5)                                                     9,800,000        10,143,000
------------------------------------------------------------------------------------------------------------------------------------
Micron Technology, Inc., 6.50% Sub. Nts., 9/30/05                                                       14,000,000        11,060,000
------------------------------------------------------------------------------------------------------------------------------------
Unisys Corp., 11.75% Sr. Nts., 10/15/04                                                                  3,800,000         4,313,000
------------------------------------------------------------------------------------------------------------------------------------
Wavetek Corp., 10.125% Sr. Sub. Nts., 6/15/07                                                            5,625,000         5,259,375
                                                                                                                       -------------
                                                                                                                          53,887,731
------------------------------------------------------------------------------------------------------------------------------------
Manufacturing--1.1%
Applied Power, Inc., 8.75% Sr. Sub. Nts., 4/1/09                                                         8,000,000         8,150,000
------------------------------------------------------------------------------------------------------------------------------------
Axia, Inc. (New), 10.75% Sr. Sub. Nts., 7/15/08                                                          2,650,000         2,650,000
------------------------------------------------------------------------------------------------------------------------------------
Burke Industries, Inc., 10% Sr. Sub. Nts., 8/15/07                                                       3,475,000         3,144,875
------------------------------------------------------------------------------------------------------------------------------------
Cia Latino Americana de Infraestructura & Servicios SA-CLISA,
11.625% Sr. Unsec. Nts., 6/1/04(5)                                                                         650,000           386,750
------------------------------------------------------------------------------------------------------------------------------------
Communications & Power Industries, Inc., 12% Sr. Sub. Nts.,
Series B, 8/1/05                                                                                        12,553,000        13,321,871
------------------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Industries, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/1/08                                       1,050,000         1,015,875
------------------------------------------------------------------------------------------------------------------------------------
Grove Worldwide LLC, 9.25% Sr. Sub. Nts., 5/1/08                                                         3,275,000         2,669,125
------------------------------------------------------------------------------------------------------------------------------------
Grupo Mexicano de Desarrollo SA, 8.25% Unsec.
Unsub. Nts., 2/17/01(7)(13)                                                                              6,000,000         1,215,000
------------------------------------------------------------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07                                       6,300,000         5,512,500
Insilco Corp., Units (each unit consists of $1,000 principal amount of 12% Sr. Sub. Nts., 8/15/07 and one warrant to
purchase 0.52 shares of common stock)(7)(15)                                                             7,780,000         7,702,200
------------------------------------------------------------------------------------------------------------------------------------
International Wire Group, Inc., 11.75% Sr. Sub. Nts.,
Series B, 6/1/05(5)                                                                                      7,835,000         8,324,687
------------------------------------------------------------------------------------------------------------------------------------
Jordan Industries, Inc., 10.375% Sr. Nts., Series C, 8/1/07(7)                                           7,750,000         7,730,625






28 Oppenheimer Strategic Income Fund




                                                                                                       Face             Market Value
                                                                                                       Amount(1)        See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Manufacturing (continued)
Mechala Group Jamaica Ltd., 12.75% Gtd. Sr. Sec. Sub. Nts.,
Series B, 12/30/99                                                                                   $  4,870,000       $  1,180,975
------------------------------------------------------------------------------------------------------------------------------------
Moll Industries, Inc., 10.50% Sr. Unsec. Sub. Nts., 7/1/08                                              2,600,000          2,223,000
------------------------------------------------------------------------------------------------------------------------------------
Paragon Corp. Holdings, Inc., 9.625% Sr. Unsec. Nts.,
Series B, 4/1/08                                                                                        1,455,000          1,171,275
------------------------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., 9% Sr. Sub. Nts., 7/1/07                                                           2,990,000          3,042,325
------------------------------------------------------------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts.,
Series B, 6/15/07                                                                                      10,400,000          9,958,000
------------------------------------------------------------------------------------------------------------------------------------
Terex Corp.:
8.875% Sr. Unsec. Sub. Nts., 4/1/08(5)                                                                  2,500,000          2,462,500
8.875% Sr. Unsec. Sub. Nts., Series C, 4/1/08(7)                                                        5,100,000          5,023,500
------------------------------------------------------------------------------------------------------------------------------------
Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03                                                      5,000,000          5,100,000
                                                                                                                       -------------
                                                                                                                          91,985,083
------------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Broadcasting--1.3%
Allbritton Communications Co., 8.875% Sr. Sub. Nts.,
Series B, 2/1/08                                                                                        2,375,000          2,446,250
------------------------------------------------------------------------------------------------------------------------------------
Azteca Holdings SA, 11% Sr. Sec. Nts., 6/15/02                                                          5,730,000          4,899,150
------------------------------------------------------------------------------------------------------------------------------------
Capstar Broadcasting Partners, Inc., 9.25% Sr. Sub. Nts., 7/1/07                                        9,825,000         10,463,625
------------------------------------------------------------------------------------------------------------------------------------
CBS Radio, Inc., 11.375% Exchangeable Unsec.
Sub. Debs., 1/15/09(16)                                                                                   939,600          1,094,634
------------------------------------------------------------------------------------------------------------------------------------
Chancellor Media Corp.:
8.125% Sr. Sub. Nts., Series B, 12/15/07                                                               10,000,000         10,225,000
8.75% Sr. Unsec. Sub. Nts., Series B, 6/15/07                                                           6,000,000          6,255,000
9% Sr. Unsec. Sub. Nts., 10/1/08                                                                        1,600,000          1,724,000
10.50% Sr. Sub. Nts., Series B, 1/15/07                                                                 2,895,000          3,198,975
------------------------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., 8.125% Sr. Sub. Nts., 3/15/09(7)                                           13,725,000         13,896,562
------------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 11.625% Sr. Sub. Nts., 10/1/02                                             9,425,000          9,802,000
------------------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 7% Sr. Sub. Nts., Series B, 5/15/04(12)                                                3,000,000          3,075,000
------------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8.75% Sr. Sub. Nts., 12/15/07                                                                           8,275,000          8,419,812
9% Sr. Unsec. Sub. Nts., 7/15/07                                                                        9,725,000          9,943,812
10% Sr. Sub. Nts., 9/30/05                                                                                725,000            768,500
------------------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc.:
11% Sr. Nts., 3/15/04(5)                                                                                2,400,000          2,628,000
12.50% Sr. Nts., 6/15/02                                                                                1,000,000          1,115,000
------------------------------------------------------------------------------------------------------------------------------------
TV Azteca SA de CV:
10.125% Sr. Nts., Series A, 2/15/04                                                                     3,300,000          2,805,000
10.50% Sr. Nts., Series B, 2/15/07                                                                      5,150,000          4,338,875
------------------------------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc.:
8.75% Sr. Sub. Debs., 6/15/07                                                                          13,125,000         13,518,750
9% Sr. Sub. Nts., Series B, 1/15/06                                                                       825,000            870,375
                                                                                                                       -------------
                                                                                                                         111,488,320






29 Oppenheimer Strategic Income Fund



Statement of Investments (Unaudited) (Continued)

                                                                                                       Face             Market Value
                                                                                                       Amount(1)        See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Cable/Wireless Video--2.2%
Adelphia Communications Corp.:
8.125% Sr. Nts., Series B, 7/15/03                                                                   $  4,750,000       $  4,821,250
8.375% Sr. Nts., Series B, 2/1/08                                                                       5,150,000          5,304,500
9.25% Sr. Nts., 10/1/02                                                                                 7,175,000          7,479,937
9.875% Sr. Nts., Series B, 3/1/07                                                                       2,000,000          2,190,000
10.50% Sr. Unsec. Nts., Series B, 7/15/04                                                               6,040,000          6,734,600
------------------------------------------------------------------------------------------------------------------------------------
American Telecasting, Inc., 0%/14.50% Sr. Disc. Nts., 6/15/04(14)                                       2,117,490            645,834
------------------------------------------------------------------------------------------------------------------------------------
Bresnan Communications, Inc.:
0%/9.25% Sr. Disc. Nts., 2/1/09(7)(14)                                                                  9,590,000          6,569,150
8% Sr. Nts., 2/1/09(7)                                                                                  2,300,000          2,374,750
------------------------------------------------------------------------------------------------------------------------------------
Charter Communication Holdings LLC/Charter
Communication Holdings Capital Corp.:
0%/9.92% Sr. Disc. Nts., 4/1/11(7)(14)                                                                 29,000,000         18,850,000
8.25% Sr. Nts., 4/1/07(7)                                                                              10,650,000         10,942,875
------------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc.:
9.875% Sr. Sub. Debs., 2/15/13                                                                          2,620,000          2,931,125
9.875% Sr. Sub. Debs., 4/1/23                                                                           1,350,000          1,518,750
9.875% Sr. Sub. Nts., 5/15/06                                                                           2,215,000          2,392,200
10.50% Sr. Sub. Debs., 5/15/16                                                                          7,950,000          9,500,250
------------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09(7)                                                  21,850,000         22,805,937
------------------------------------------------------------------------------------------------------------------------------------
EchoStar I, 8.25% Bonds, 2/26/01(5)                                                                     5,113,508          5,113,509
------------------------------------------------------------------------------------------------------------------------------------
EchoStar II, 8.25% Sinking Fund Bonds, 11/9/01(5)                                                       5,158,999          5,158,999
------------------------------------------------------------------------------------------------------------------------------------
Falcon Holding Group LP:
0%/9.285% Sr. Disc. Debs., Series B, 4/15/10(14)                                                        7,425,000          5,178,937
8.375% Sr. Unsec. Debs., Series B, 4/15/10                                                              3,000,000          3,030,000
------------------------------------------------------------------------------------------------------------------------------------
Helicon Group LP/Helicon Capital Corp., 11% Sr. Sec. Nts.,
Series B, 11/1/03(6)                                                                                   11,649,000         12,333,379
------------------------------------------------------------------------------------------------------------------------------------
Optel, Inc., 13% Sr. Nts., Series B, 2/15/05                                                           16,000,000         16,200,000
------------------------------------------------------------------------------------------------------------------------------------
Rogers Cablesystems Ltd., 10% Second Priority Sr.
Sec. Debs., 12/1/07                                                                                     4,350,000          4,893,750
------------------------------------------------------------------------------------------------------------------------------------
Rogers Communications, Inc., 8.75% Sr. Nts., 7/15/07CAD                                                20,000,000         13,749,421
------------------------------------------------------------------------------------------------------------------------------------
TKR Cable I, Inc., 10.50% Sr. Debs., 10/30/07                                                           2,900,000          3,124,901
United International Holdings, Inc., 0%/10.75% Sr. Disc. Nts.,
Series B, 2/15/08(14)                                                                                  16,095,000         11,004,956
                                                                                                                       -------------
                                                                                                                         184,849,010
------------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Diversified Media--1.0%
AMC Entertainment, Inc., 9.50% Sr. Sub. Nts., 2/1/11(7)                                                 8,000,000          7,650,000
------------------------------------------------------------------------------------------------------------------------------------
GSP I Corp., 10.15% First Mtg. Bonds, 6/24/10(5)                                                          770,695            773,008
------------------------------------------------------------------------------------------------------------------------------------
Hollywood Theaters, Inc., 10.625% Sr. Sub. Nts., 8/1/07                                                 2,075,000          1,462,875
------------------------------------------------------------------------------------------------------------------------------------
IPC Magazines Group plc:
0%/10.75% Bonds, 3/15/08(14)GBP                                                                         2,500,000          2,022,921
9.625% Bonds, 3/15/08GBP                                                                               10,525,000         14,272,039
------------------------------------------------------------------------------------------------------------------------------------
Regal Cinemas, Inc., 8.875% Sr. Unsec. Sub. Nts., 12/15/10                                              7,000,000          6,877,500









30 Oppenheimer Strategic Income Fund

                                                                                                       Face             Market Value
                                                                                                       Amount(1)        See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Diversified Media (continued)
SFX Entertainment, Inc., 9.125% Sr. Unsec. Sub. Nts.,
Series B, 2/1/08                                                                                     $ 13,725,000       $ 14,068,125
------------------------------------------------------------------------------------------------------------------------------------
Sun Media Corp., 9.50% Sr. Sub. Nts., 5/15/07                                                             578,000            634,355
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr. Debs., 3/15/23                                             8,209,000          9,581,849
------------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.:
9.125% Debs., 1/15/13                                                                                   2,000,000          2,409,240
9.15% Debs., 2/1/23                                                                                     9,000,000         11,259,126
------------------------------------------------------------------------------------------------------------------------------------
TV Guide, Inc., 8.125% Sr. Sub. Nts., 3/1/09(7)                                                         8,750,000          8,925,000
------------------------------------------------------------------------------------------------------------------------------------
World Color Press, Inc., 7.75% Sr. Sub. Nts., 2/15/09(7)                                                5,000,000          4,925,000
                                                                                                                       -------------
                                                                                                                          84,861,038
------------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications--6.8%
Allegiance Telecom, Inc.:
0%/11.75% Sr. Unsec. Disc. Nts., Series B, 2/15/08(14)                                                  4,250,000          2,698,750
12.875% Sr. Nts., 5/15/08                                                                               2,000,000          2,230,000
------------------------------------------------------------------------------------------------------------------------------------
Amazon.Com, Inc., 0%/10% Sr. Unsec. Disc. Nts., 5/1/08(14)                                             20,435,000         13,997,975
------------------------------------------------------------------------------------------------------------------------------------
COLT Telecom Group plc:
0%/12% Sr. Unsec. Disc. Nts., 12/15/06(14)                                                              3,950,000          3,337,750
7.625% Bonds, 7/31/08DEM                                                                               10,800,000          6,129,074
8.875% Sr. Nts., 11/30/07DEM                                                                            4,450,000          2,612,912
10.125% Sr. Nts., 11/30/07GBP                                                                           6,290,000         10,864,733
Units (each unit consists of $1,000 principal amount of
0%/12% sr. disc. nts., 12/15/06 and one warrant to purchase
7.8 ordinary shares)(14)(15)                                                                           17,325,000         14,639,625
------------------------------------------------------------------------------------------------------------------------------------
Comcast UK Cable Partner Ltd., 0%/11.20% Sr. Disc.
Debs., 11/15/07(5)(14)                                                                                  6,260,000          5,649,650
------------------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp., 12.75% Sr. Unsec. Nts., 12/15/07(5)                                           4,085,000          4,646,687
------------------------------------------------------------------------------------------------------------------------------------
Convergent Communications, Inc., 13% Sr. Nts., 4/1/08                                                   7,000,000          4,690,000
------------------------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc., 0%/13.50% Sr.
Disc. Nts., 3/15/08(14)                                                                                31,375,000         17,138,594
------------------------------------------------------------------------------------------------------------------------------------
Diamond Cable Communications plc, 0%/11.75% Sr.
Disc. Nts., 12/15/05(14)                                                                               27,875,000         24,773,906
------------------------------------------------------------------------------------------------------------------------------------
Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08                                                           2,050,000          2,142,250
------------------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 13.75% Sr. Nts., 7/15/07                                                  4,215,000          4,215,000
------------------------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 11.25% Sr. Nts., 7/1/08                                                    4,255,000          4,675,181
------------------------------------------------------------------------------------------------------------------------------------
FirstWorld Communications, Inc., 0%/13% Sr.
Disc. Nts., 4/15/08(14)                                                                                 7,530,000          2,936,700
------------------------------------------------------------------------------------------------------------------------------------
Focal Communications Corp., 0%/12.125% Sr. Unsec.
Disc. Nts., 2/15/08(14)                                                                                 9,305,000          5,234,063
------------------------------------------------------------------------------------------------------------------------------------
Global Crossing Holdings Ltd., 9.625% Sr. Nts., 5/15/08                                                13,285,000         14,862,594
------------------------------------------------------------------------------------------------------------------------------------
Globix Corp., 13% Sr. Unsec. Nts., 5/1/05(5)                                                           12,340,000         12,895,300
------------------------------------------------------------------------------------------------------------------------------------
GST Telecommunications, Inc., 0%/13.875% Cv. Sr.
Sub. Disc. Nts., 12/15/05(7)(14)                                                                        1,800,000          1,829,250







31 Oppenheimer Strategic Income Fund



Statement of Investments (Unaudited) (Continued)

                                                                                                       Face             Market Value
                                                                                                       Amount(1)        See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications (continued)
GST Telecommunications, Inc./GST Network Funding
Corp., Inc., 0%/10.50% Sr. Disc. Nts., 5/1/08(7)(14)                                                  $ 6,360,000        $ 3,370,800
------------------------------------------------------------------------------------------------------------------------------------
GST USA, Inc., 0%/13.875% Gtd. Sr. Disc. Nts., 12/15/05(14)                                            12,955,000          9,716,250
------------------------------------------------------------------------------------------------------------------------------------
Hyperion Telecommunication, Inc., 12% Sr. Sub. Nts., 11/1/07(7)                                         9,500,000          9,880,000
------------------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 0%/12.50% Sr. Sec. Disc. Nts., 5/1/06(5)(14)                                        2,800,000          2,310,000
------------------------------------------------------------------------------------------------------------------------------------
ICG Services, Inc., 0%/10% Sr. Exchangeable Unsec.
Disc. Nts., 2/15/08(14)                                                                                 1,235,000            759,525
------------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.:
0%/12.25% Sr. Disc. Nts., 3/1/09(7)(14)                                                                 6,000,000          3,810,000
8.50% Sr. Nts., Series B, 1/15/08                                                                      11,675,000         11,704,188
8.60% Sr. Unsec. Nts., Series B, 6/1/08                                                                14,180,000         14,250,900
8.875% Sr. Nts., 11/1/07                                                                                7,815,000          7,990,838
------------------------------------------------------------------------------------------------------------------------------------
KMC Telecom Holdings, Inc., 0%/12.50% Sr. Unsec. Disc.
Nts., 2/15/08(5)(14)                                                                                   27,316,000         15,228,670
------------------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc.:
0%/10.50% Sr. Disc. Nts., 12/1/08(7)(14)                                                               25,600,000         16,224,000
9.125% Sr. Unsec. Nts., 5/1/08                                                                          9,565,000          9,684,563
------------------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc., 12.25% Sr. Disc. Nts., 4/15/08(7)                                    4,160,000          2,932,800
------------------------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc.:
8.125% Sr. Nts., 2/15/09(7)                                                                            10,090,000         10,115,225
8.375% Sr. Nts., 3/15/08                                                                                5,000,000          5,050,000
9.25% Sr. Nts., 7/15/07                                                                                 1,725,000          1,819,875
------------------------------------------------------------------------------------------------------------------------------------
Metromedia Fiber Network, Inc., 10% Sr. Nts., 11/15/08(7)                                              17,200,000         18,533,000
------------------------------------------------------------------------------------------------------------------------------------
Netia Holdings BV:
0%/11% Sr. Disc. Nts., 11/1/07(14)DEM                                                                  13,850,000          4,969,221
0%/11% Sr. Disc. Nts., Series B, 11/1/07(14)DEM                                                         9,750,000          3,498,188
0%/11.25% Sr. Disc. Nts., Series B, 11/1/07(14)                                                         4,900,000          3,356,500
10.25% Sr. Nts., Series B, 11/1/07                                                                      2,425,000          2,273,438
------------------------------------------------------------------------------------------------------------------------------------
NEXTLINK Communications, Inc.:
0%/9.45% Sr. Disc. Unsec. Nts., 4/15/08(14)                                                             5,880,000          3,763,200
9% Sr. Nts., 3/15/08                                                                                    8,150,000          8,170,375
9.625% Sr. Nts., 10/1/07                                                                               15,130,000         15,470,425
10.75% Sr. Nts., 11/15/08(7)                                                                            7,300,000          7,920,500
------------------------------------------------------------------------------------------------------------------------------------
NorthEast Optic Network, Inc., 12.75% Sr. Nts., 8/15/08                                                 3,800,000          3,971,000
------------------------------------------------------------------------------------------------------------------------------------
NTL, Inc.:
0%/9.75% Sr. Deferred Coupon Nts., Series B, 4/1/08(14)                                                 9,350,000          6,404,750
0%/10.75% Sr. Unsec. Unsub. Nts., Series B, 4/1/08(5)(14)GBP                                            7,590,000          8,454,258
0%/12.375% Sr. Nts., 10/1/08(7)(14)                                                                    16,010,000         11,046,900
7% Cv. Sub. Nts., 12/15/08(7)                                                                          10,250,000         15,695,313
10% Sr. Nts., Series B, 2/15/07                                                                         7,725,000          8,246,438




32 Oppenheimer Strategic Income Fund




                                                                                                       Face             Market Value
                                                                                                       Amount(1)        See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications (continued)
Petersburg Long Distance, Inc., 9% Cv. Sub. Nts., 6/1/06(7)                                           $ 1,500,000        $   785,625
------------------------------------------------------------------------------------------------------------------------------------
PLD Telekom, Inc., 14% Sr. Disc. Nts., 6/1/04                                                          16,650,000         10,073,250
------------------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10% Sr. Unsec. Nts., Series B, 2/15/05                                                   31,010,000         32,948,125
------------------------------------------------------------------------------------------------------------------------------------
PTC International Finance BV, 0%/10.75% Gtd. Sr. Unsec.
Sub. Bonds, 7/1/07(5)(14)                                                                               6,532,000          4,719,370
------------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc.:
0%/8.29% Sr. Unsec. Disc. Nts., Series B, 2/1/08(14)                                                   15,355,000         11,938,513
0%/9.47% Sr. Disc. Nts., 10/15/07(14)                                                                  14,290,000         11,432,000
------------------------------------------------------------------------------------------------------------------------------------
RSL Communications plc:
0%/10% Bonds, 3/15/08(14)DEM                                                                           18,875,000          6,654,924
0%/10.125% Sr. Disc. Nts., 3/1/08(14)                                                                   9,640,000          6,314,200
10.50% Gtd. Sr. Nts., 11/15/08                                                                          9,000,000          9,585,000
------------------------------------------------------------------------------------------------------------------------------------
Shaw Communications, Inc., 8.54% Debs., 9/30/27CAD                                                     14,580,000          9,866,810
------------------------------------------------------------------------------------------------------------------------------------
Telefonica de Argentina SA, 11.875% Unsec. Nts., 11/1/04                                                  300,000            321,750
------------------------------------------------------------------------------------------------------------------------------------
TeleWest Communications plc, 0%/11% Sr. Disc. Debs., 10/1/07(14)                                       10,975,000          9,712,875
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC, 9.75% Sr. Nts., 7/15/08                                                        4,000,000          4,340,000
------------------------------------------------------------------------------------------------------------------------------------
US Xchange LLC, 15% Sr. Unsec. Nts., 7/1/08                                                             4,465,000          4,721,738
------------------------------------------------------------------------------------------------------------------------------------
Verio, Inc.:
10.375% Sr. Unsec. Nts., 4/1/05                                                                        10,115,000         10,873,625
11.25% Sr. Nts., 12/1/08(7)                                                                             7,600,000          8,607,000
13.50% Sr. Unsec. Nts., 6/15/04                                                                         1,960,000          2,293,200
------------------------------------------------------------------------------------------------------------------------------------
Viatel, Inc.:
0%/12.50% Sr. Unsec. Disc. Nts., 4/15/08(14)                                                            1,550,000            957,125
11.25% Sr. Sec. Nts., 4/15/08                                                                          11,500,000         11,758,750
------------------------------------------------------------------------------------------------------------------------------------
WAM!NET, Inc., 0%/13.25% Sr. Unsec. Disc. Nts., Series B, 3/1/05(14)                                   16,895,000          9,883,575
                                                                                                                       -------------
                                                                                                                         576,608,589
------------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications--3.3%
Arch Communications, Inc., 12.75% Sr. Nts., 7/1/07                                                      2,125,000          1,923,125
------------------------------------------------------------------------------------------------------------------------------------
Celcaribe SA, 13.50% Sr. Sec. Nts., 3/15/04                                                            12,750,000         10,263,750
------------------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., 0%/14% Sr. Disc. Nts., 10/1/07(14)                                         21,148,000          8,247,720
------------------------------------------------------------------------------------------------------------------------------------
Clearnet Communications, Inc., 0%/14.75% Sr.
Disc. Nts., 12/15/05(14)                                                                                2,040,000          1,881,900
------------------------------------------------------------------------------------------------------------------------------------
Comunicacion Celular SA, 0%/14.125% Sr. Unsec.
Deferred Bonds, 3/1/05(5)(14)                                                                          16,359,000         10,776,491
------------------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 0%/10.625% Sr.
Unsec. Disc. Nts., 11/15/07(5)(14)                                                                     14,510,000         10,120,725
------------------------------------------------------------------------------------------------------------------------------------
CTI Holdings SA, 0%/11.50% Sr. Deferred Coupon Nts., 4/15/08(14)                                        8,600,000          4,730,000
------------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 11.75% Sr. Nts., 4/15/07                                                   6,900,000          7,426,125






33 Oppenheimer Strategic Income Fund



Statement of Investments (Unaudited) (Continued)

                                                                                                       Face             Market Value
                                                                                                       Amount(1)        See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications (continued)
Geotek Communications, Inc.:
0%/15% Sr. Sec. Disc. Nts., Series B, 7/15/05(13)(14)                                                $  6,475,000       $    647,500
12% Cv. Sr. Sub. Nts., 2/15/01(13)                                                                        625,000                 --
------------------------------------------------------------------------------------------------------------------------------------
ICO Global Communications (Holdings) Ltd., Units (each unit
consists of $1,000 principal amount of 15% sr. nts., 8/1/05 and
one warrant to purchase 19.85 shares of common stock)(15)                                               4,600,000          2,783,000
------------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd., 9.50% Sr. Nts., 1/15/06(7)                                          11,750,000         11,133,125
------------------------------------------------------------------------------------------------------------------------------------
Metrocall, Inc., 10.375% Sr. Sub. Nts., 10/1/07                                                         7,470,000          6,685,650
------------------------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc., 0%/11.125% Sr. Disc. Nts.,
Series B, 10/15/07(14)CAD                                                                              11,545,000          5,084,547
------------------------------------------------------------------------------------------------------------------------------------
Millicom International Cellular SA, 0%/13.50%
Sr. Disc. Nts., 6/1/06(14)                                                                              8,715,000          6,492,675
------------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.:
0%/9.75% Sr. Disc. Nts., 10/31/07(14)                                                                  12,010,000          8,467,050
0%/9.95% Sr. Disc. Nts., 2/15/08(14)                                                                   13,290,000          9,386,063
0%/10.65% Sr. Disc. Nts., 9/15/07(14)                                                                  16,625,000         12,302,500
9.75% Sr. Disc. Nts., 8/15/04                                                                           5,000,000          5,206,250
------------------------------------------------------------------------------------------------------------------------------------
Omnipoint Corp.:
11.625% Sr. Nts., 8/15/06                                                                               8,950,000          7,876,000
11.625% Sr. Nts., Series A, 8/15/06                                                                    13,135,000         11,558,800
------------------------------------------------------------------------------------------------------------------------------------
Orange plc, 8% Sr. Nts., 8/1/08                                                                        13,200,000         13,662,000
------------------------------------------------------------------------------------------------------------------------------------
ORBCOMM Global LP/ORBCOMM Capital Corp.,
14% Sr. Nts., 8/15/04                                                                                  17,730,000         17,862,975
------------------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 0%/12.50% Sr. Disc. Nts., 1/15/07(14)                                     11,975,000          6,706,000
------------------------------------------------------------------------------------------------------------------------------------
Pinnacle Holdings, Inc., 0%/10% Sr. Unsec. Disc. Nts., 3/15/08(14)                                     10,985,000          6,645,925
------------------------------------------------------------------------------------------------------------------------------------
Price Communications Cellular Holdings, Inc., 11.25%
Sr. Nts., 8/15/08(16)                                                                                   3,554,140         3,411,974
------------------------------------------------------------------------------------------------------------------------------------
Price Communications Wireless, Inc.:
9.125% Sr. Sec. Nts., Series B, 12/15/06                                                               13,350,000        13,950,750
11.75% Sr. Sub. Nts., 7/15/07                                                                          10,240,000        11,315,200
------------------------------------------------------------------------------------------------------------------------------------
Real Time Data, Inc., Units (each unit consists of $1,000 principal amount of 0%/13.50% sub. disc. nts., 8/15/06 and one warrant to
purchase six ordinary shares)(7)(14)(15)                                                               18,540,000          8,621,100
------------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08(5)                                        9,550,000         10,003,625
------------------------------------------------------------------------------------------------------------------------------------
Satelites Mexicanos SA, 10.125% Sr. Nts., 11/1/04                                                       4,875,000          3,717,188
------------------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 0%/12% Sr. Unsec. Disc. Nts., 3/1/08(14)                                     28,875,000         18,335,625
------------------------------------------------------------------------------------------------------------------------------------
Spectrasite Holdings, Inc., 0%/12% Sr. Disc. Nts., 7/15/08(7)(14)                                      10,410,000          6,506,250
------------------------------------------------------------------------------------------------------------------------------------
Sprint Spectrum LP/Sprint Spectrum Finance Corp.,
0%/12.50% Sr. Disc. Nts., 8/15/06(14)                                                                     610,000            558,150
------------------------------------------------------------------------------------------------------------------------------------
USA Mobile Communications, Inc. II:
9.50% Sr. Nts., 2/1/04                                                                                  6,120,000          5,171,400
14% Sr. Nts., 11/1/04                                                                                   9,965,000         10,014,825
                                                                                                                       -------------
                                                                                                                         279,475,983



34 Oppenheimer Strategic Income Fund



                                                                                                       Face             Market Value
                                                                                                       Amount(1)        See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Metals/Minerals--1.1%
AK Steel Corp.:
7.875% Sr. Nts., 2/15/09(7)                                                                          $ 18,000,000       $ 18,022,500
9.125% Sr. Nts., 12/15/06                                                                              13,360,000         14,161,600
------------------------------------------------------------------------------------------------------------------------------------
Bar Technologies, Inc., 13.50% Sr. Sec. Nts., 4/1/01                                                    3,495,000          3,687,225
------------------------------------------------------------------------------------------------------------------------------------
California Steel Industries Corp., 8.50% Sr. Nts., 4/1/09(4)(7)                                         4,400,000          4,444,000
------------------------------------------------------------------------------------------------------------------------------------
Centaur Mining & Exploration Ltd., 11% Sr. Nts., 12/1/07                                                7,025,000          6,410,313
------------------------------------------------------------------------------------------------------------------------------------
Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B, 5/15/08(5)                                    7,250,000          7,503,750
------------------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 10.75% Sr. Sub. Nts., 2/1/08                                    2,000,000          2,047,500
------------------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts., 2/1/03                                          2,950,000          2,861,500
------------------------------------------------------------------------------------------------------------------------------------
Keystone Consolidated Industries, Inc., 9.625% Sr. Sec. Nts., 8/1/07                                    5,700,000          5,529,000
------------------------------------------------------------------------------------------------------------------------------------
Metallurg Holdings, Inc., 0%/12.75% Sr. Disc. Nts., 7/15/08(14)                                        18,300,000          6,313,500
------------------------------------------------------------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07                                                                 10,845,000          9,923,175
------------------------------------------------------------------------------------------------------------------------------------
National Steel Corp.:
9.875% First Mtg. Bonds, 3/1/09(7)                                                                      6,250,000          6,453,125
9.875% Nts., 3/1/09(7)                                                                                  6,000,000          6,195,000
                                                                                                                       -------------
                                                                                                                          93,552,188
------------------------------------------------------------------------------------------------------------------------------------
Retail--0.4%
Boyds Collection Ltd., 9% Sr. Sub. Nts., 5/15/08(7)                                                     7,100,000          7,631,600
------------------------------------------------------------------------------------------------------------------------------------
Central Termica Guemes, 12% Bonds, 11/26/01(5)                                                          6,025,000          2,003,313
------------------------------------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts., 5/1/08                                  6,670,000          5,836,250
------------------------------------------------------------------------------------------------------------------------------------
Finlay Enterprises, Inc., 9% Debs., 5/1/08                                                              4,000,000          3,780,000
------------------------------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08                                                      3,125,000          3,078,125
------------------------------------------------------------------------------------------------------------------------------------
Home Interiors & Gifts, Inc., 10.125% Sr. Sub. Nts., 6/1/08                                             6,850,000          6,952,750
------------------------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07                                                      3,450,000          3,639,750
                                                                                                                       -------------
                                                                                                                          32,921,788
------------------------------------------------------------------------------------------------------------------------------------
Service--1.5%
Allied Waste North America, Inc., 7.875% Sr. Unsec. Nts.,
Series B, 1/1/09                                                                                        9,055,000          8,907,856
------------------------------------------------------------------------------------------------------------------------------------
Borg-Warner Security Corp., 9.625% Sr. Sub. Nts., 3/15/07                                               1,450,000          1,566,000
------------------------------------------------------------------------------------------------------------------------------------
Coinstar, Inc., 0%/13% Sr. Disc. Nts., 10/1/06(14)                                                      6,650,000          5,419,750
------------------------------------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07(5)                                            2,920,000          2,890,800
------------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.:
9% Sr. Sub. Nts., 2/1/08                                                                                1,875,000          1,884,375
9% Sr. Unsec. Sub. Nts., 2/1/08                                                                        10,460,000         10,512,300
------------------------------------------------------------------------------------------------------------------------------------
Formica Corp., 10.875% Sr. Sub. Nts., 3/1/09(7)                                                         5,000,000          5,000,000
------------------------------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Corp., 11.25% Sr. Sub. Nts., 8/15/08(7)                                       5,900,000          6,283,500
------------------------------------------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09                                         4,630,000          4,676,300



35 Oppenheimer Strategic Income Fund


Statement of Investments (Unaudited) (Continued)

                                                                                                       Face             Market Value
                                                                                                       Amount(1)        See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Service (continued)
Lamar Advertising Co.:
8.625% Sr. Sub. Nts., 9/15/07                                                                        $  4,250,000       $  4,526,250
9.625% Sr. Sub. Nts., 12/1/06                                                                           8,575,000          9,303,875
------------------------------------------------------------------------------------------------------------------------------------
Metal Management, Inc., 10% Gtd. Sr. Unsec. Sub. Debs., 5/15/08                                         2,000,000          1,220,000
------------------------------------------------------------------------------------------------------------------------------------
Packaging Corp. of America, 9.625% Sr. Sub. Nts., 4/1/09(4)(7)                                          2,000,000          2,060,000
------------------------------------------------------------------------------------------------------------------------------------
Panolam Industries International, Inc., 11.50% Sr. Sub. Nts., 2/15/09(7)                                4,000,000          4,120,000
------------------------------------------------------------------------------------------------------------------------------------
Pentacon, Inc., 12.25% Sr. Sub. Nts., 4/1/09(7)                                                         9,350,000          9,163,000
------------------------------------------------------------------------------------------------------------------------------------
Premier Graphics, Inc., 11.50% Sr. Nts., 12/1/05(5)                                                     7,450,000          7,375,500
------------------------------------------------------------------------------------------------------------------------------------
Protection One Alarm Monitoring, Inc.:
6.75% Cv. Sr. Sub. Nts., 9/15/03                                                                       11,090,000         10,327,563
13.625% Sr. Sub. Disc. Nts., 6/30/05                                                                    3,155,000          3,604,588
------------------------------------------------------------------------------------------------------------------------------------
Tembec Industries, Inc., 8.625% Sr. Nts., 6/30/09(4)                                                    5,000,000          5,081,250
------------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc.:
9% Nts., 4/1/09(7)                                                                                      6,900,000          6,934,500
9.25% Sr. Sub. Nts., 1/15/09(7)                                                                         8,000,000          8,040,000
------------------------------------------------------------------------------------------------------------------------------------
United Stationers Supply Co., 12.75% Sr. Sub. Nts., 5/1/05                                              3,304,000          3,675,700
                                                                                                                       -------------
                                                                                                                         122,573,107
------------------------------------------------------------------------------------------------------------------------------------
Transportation--1.9%
Aftermarket Technology Corp., 12% Sr. Sub. Nts., Series B, 8/1/04                                       3,700,000          3,820,250
------------------------------------------------------------------------------------------------------------------------------------
Cambridge Industries, Inc., 10.25% Sr. Sub. Nts., Series B, 7/15/07                                     4,775,000          3,987,125
------------------------------------------------------------------------------------------------------------------------------------
Chrysler Financial LLC, 13.25% Debs., 10/15/99                                                          4,500,000          4,685,976
------------------------------------------------------------------------------------------------------------------------------------
Coach USA, Inc., 9.375% Sr. Sub. Nts., Series B, 7/1/07(5)                                              4,695,000          4,929,750
------------------------------------------------------------------------------------------------------------------------------------
Collins & Aikman Products Co., 11.50% Sr. Unsec. Sub. Nts., 4/15/06                                    11,500,000         12,276,250
------------------------------------------------------------------------------------------------------------------------------------
Federal-Mogul Corp., 7.875% Nts., 7/1/10                                                                6,500,000          6,495,067
------------------------------------------------------------------------------------------------------------------------------------
Hayes Wheels International, Inc.:
9.125% Sr. Sub. Nts., 7/15/07                                                                           6,550,000          6,893,875
11% Sr. Sub. Nts., 7/15/06                                                                              6,690,000          7,425,900
------------------------------------------------------------------------------------------------------------------------------------
HDA Parts System, Inc., 12% Sr. Sub. Nts., 8/1/05(7)                                                    3,650,000          3,531,375
------------------------------------------------------------------------------------------------------------------------------------
Key Plastics, Inc., 10.25% Sr. Sub. Nts., Series B, 3/15/07                                             4,335,000          4,340,419
------------------------------------------------------------------------------------------------------------------------------------
Lear Corp., 9.50% Sub. Nts., 7/15/06                                                                    2,825,000          3,072,188
------------------------------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc., Units (each unit consists of
$1,000 principal amount of 12% first priority ship mtg.
sr. sec. nts., 7/15/05 and one warrant to purchase five shares
of common stock)(15)                                                                                    5,800,000          4,379,000
------------------------------------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc:
10.50% First Priority Ship Mtg. Nts., 6/30/07(7)                                                       13,175,000          9,749,500
Units (each unit consists of $1,000 principal amount of 12%
second priority ship mtg. nts., 6/30/07 and 7.66 warrants)(7)(15)                                      11,325,000          7,191,375
------------------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc.:
10.125% Sr. Sub. Nts., 6/15/07(7)                                                                       9,000,000          9,382,500
10.125% Sr. Unsec. Sub. Nts., 6/15/07                                                                  14,250,000         14,855,625
------------------------------------------------------------------------------------------------------------------------------------
Pycsa Panama SA, 10.28% Sr. Sec. Bonds, 12/15/12(5)                                                     8,755,000          7,025,888












36 Oppenheimer Strategic Income Fund




                                                                                                       Face             Market Value
                                                                                                       Amount(1)        See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Transportation (continued)
TFM SA de CV, 10.25% Sr. Nts., 6/15/07                                                             $    5,225,000     $    4,598,000
------------------------------------------------------------------------------------------------------------------------------------
Trans World Airlines, Inc., 11.50% Sr. Sec. Nts., 12/15/04                                             14,545,000         11,126,925
------------------------------------------------------------------------------------------------------------------------------------
Transtar Holdings LP/Transtar Capital Corp., 0%/13.375%
Sr. Disc. Nts., Series B, 12/15/03(14)                                                                 27,791,000         27,443,613
------------------------------------------------------------------------------------------------------------------------------------
Tribasa Toll Road Trust, 10.50% Nts., Series 1993-A, 12/1/11(7)                                        11,710,997          6,060,441
                                                                                                                       -------------
                                                                                                                         163,271,042
------------------------------------------------------------------------------------------------------------------------------------
Utility--0.5%
Beaver Valley II Funding Corp., 9% Second Lease
Obligation Bonds, 6/1/17                                                                                  956,000          1,064,745
------------------------------------------------------------------------------------------------------------------------------------
C.A. La Electricidad de Caracas, 5.937% Exchange
Eurobonds, 9/30/03(5)(6)                                                                                2,766,681          1,877,885
------------------------------------------------------------------------------------------------------------------------------------
Calpine Corp.:
7.75% Sr. Nts., 4/15/09                                                                                 8,500,000          8,531,875
8.75% Sr. Nts., 7/15/07                                                                                 4,000,000          4,180,000
10.50% Sr. Nts., 5/15/06                                                                                  910,000          1,001,000
------------------------------------------------------------------------------------------------------------------------------------
El Paso Electric Co., 9.40% First Mtg. Sec. Nts., Series E, 5/1/11                                      9,300,000         10,735,660
------------------------------------------------------------------------------------------------------------------------------------
Integrated Electric Services, Inc., 9.375% Sr. Sub. Nts., 2/1/09(7)                                     2,000,000          2,050,000
------------------------------------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 0%/8.50% Sr. Unsec.
Nts., Series H, 7/1/10(14)                                                                              8,000,000          6,195,592
------------------------------------------------------------------------------------------------------------------------------------
Subic Power Corp., 9.50% Sr. Sec. Nts., 12/28/08(5)                                                    10,388,207          8,881,917
                                                                                                                       -------------
                                                                                                                          44,518,674
                                                                                                                       -------------
Total Corporate Bonds and Notes (Cost $3,567,644,900)                                                                  3,365,381,126

                                                                                                       Shares
====================================================================================================================================
Preferred Stocks--2.6%
------------------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.(16)                                                  227,381          6,082,442
------------------------------------------------------------------------------------------------------------------------------------
BankUnited Capital Trust, 10.25% Gtd. Bonds, 12/31/26                                                  10,050,000          9,874,125
------------------------------------------------------------------------------------------------------------------------------------
Capstar Communications, Inc., 12.625% Cum. Exchangeable,
Series E, Non-Vtg.(16)                                                                                     13,108          1,576,237
------------------------------------------------------------------------------------------------------------------------------------
CGA Group Ltd., Preferred Stock, Series A(5)(16)(17)                                                      160,595          4,014,875
------------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7% Cum. Cv., Non-Vtg.(7)                                                         146,175          1,900,275
------------------------------------------------------------------------------------------------------------------------------------
Clark USA, Inc., 11.50% Cum. Sr. Exchangeable(16)                                                           5,384          3,782,260
------------------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp., 13.50% Sr. Redeemable
Exchangeable Preferred Stock, Series B, Non-Vtg.(16)                                                        7,629          8,143,957
------------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE, Inc., 10.875% Cum. Cv., Series B, Non-Vtg.                                                    278,000          3,683,500
------------------------------------------------------------------------------------------------------------------------------------
Crown American Realty Trust, 11% Cum., Series A, Non-Vtg.                                                  49,500          2,376,000
------------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.50% Cum. Cv., Series I, Non-Vtg.                                                     36,500          4,069,750
------------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 11.125% Cum., Series M(16)                                                             70,476          8,069,502
------------------------------------------------------------------------------------------------------------------------------------
Doane Products Co., 14.25% Exchangeable, Non-Vtg.(5)(18)                                                  255,000         11,283,750
------------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 12.25% Sr. Exchangeable(16)                                                    7,891          7,516,177
------------------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable
Preferred Stock, Non-Vtg.(16)                                                                              10,272          4,853,548





37 Oppenheimer Strategic Income Fund



Statement of Investments (Unaudited) (Continued)

                                                                                                                        Market Value
                                                                                                       Shares           See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stocks (continued)
Eagle-Picher Holdings, Inc., Cum. Exchangeable,
Series B, 3/1/08, Non-Vtg.(18)                                                                             39,000        $ 2,037,750
------------------------------------------------------------------------------------------------------------------------------------
Earthwatch, Inc., 12% Cum. Cv., Series C, Non-Vtg.(7)(18)                                                 600,000            900,000
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Federal Bank FSB Glendale California, l2% Non-Cum.
Exchangeable Perpetual Preferred Stock, Series A(18)                                                           20                465
------------------------------------------------------------------------------------------------------------------------------------
Global Crossing Holdings Ltd., 10.50% Sr. Exchangeable
Preferred, 12/1/08(18)                                                                                     65,000          7,507,500
------------------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.(16)                                                       5,710          6,238,175
------------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 13.50% Exchangeable,
Series B(16)                                                                                                5,492          5,917,630
------------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., Depositary Shares
Representing one one-hundredth 7% Cum. Cv. Jr.
Preferred Stock, Series E, Non-Vtg.(7)                                                                    116,450          3,071,369
------------------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Preferred, Non-Vtg.(7)(16)                                        140            120,750
------------------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., Units (each unit consists of
$1,000 principal amount of 13% sr. exchangeable preferred stock
and one warrant to purchase 30 shares of common stock)(5)(15)(16)                                           1,090          1,084,550
------------------------------------------------------------------------------------------------------------------------------------
Kelley Oil & Gas Corp., $2.625 Cv., Vtg.(17)                                                              159,100            795,500
------------------------------------------------------------------------------------------------------------------------------------
Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable
Exchangeable Preferred Stock, Non-Vtg.(16)                                                                 89,248          3,458,360
------------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 11.125%, Non-Vtg.(16)                                                          4,473          4,573,642
------------------------------------------------------------------------------------------------------------------------------------
NEXTLINK Communications, Inc., 14% Cum., Non-Vtg.(16)                                                     265,823         15,351,278
------------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable,
Non-Vtg.(16)                                                                                                  878          7,309,350
------------------------------------------------------------------------------------------------------------------------------------
Petroleum Heat & Power Co., Inc., 2.75% Jr. Cv., Series A, Non-Vtg.(18)                                    54,713             95,748
------------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8.625% Exchangeable, Series H, Non-Vtg.                                                   165,600         15,773,400
------------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 9.20% Exchangeable, Series F, Non-Vtg.                                                     46,400          4,767,600
------------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum. Sr., Series B, Non-Vtg.(16)                                             11,872         11,753,280
------------------------------------------------------------------------------------------------------------------------------------
SD Warren Co., 14% Cum. Exchangeable, Series B, Non-Vtg.(18)                                              352,270         18,934,513
------------------------------------------------------------------------------------------------------------------------------------
SF Holdings Group, Inc., 13.75% Cum. Nts., Series B, 3/15/09,
Non-Vtg.(16)                                                                                                  300          1,080,000
------------------------------------------------------------------------------------------------------------------------------------
SF Holdings Group, Inc., 13.75% Exchangeable(7)(16)(18)                                                        20             72,000
------------------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., 14.25% Cum. Exchangeable,
Non-Vtg.(7)(16)                                                                                             6,482          6,951,945
------------------------------------------------------------------------------------------------------------------------------------
Supermarkets General Holdings, $3.52(16)(18)                                                              200,000          7,250,000
------------------------------------------------------------------------------------------------------------------------------------
Unisys Corp., $3.75 Cum. Cv., Series A, Non-Vtg.                                                           27,782          1,441,191
------------------------------------------------------------------------------------------------------------------------------------
Viatel, Inc., 10% Cv., Series A(16)                                                                         5,992          1,289,778
------------------------------------------------------------------------------------------------------------------------------------
Walden Residential Properties, Inc., 9.16% Cv., Series B, Non-Vtg.(17)                                    280,000          6,020,000
------------------------------------------------------------------------------------------------------------------------------------
Walden Residential Properties, Inc., 9.20% Preferred, Vtg.(17)                                            387,400          8,086,975
                                                                                                                       -------------
Total Preferred Stocks (Cost $246,888,279)                                                                               219,109,147






38 Oppenheimer Strategic Income Fund




                                                                                                                        Market Value
                                                                                                       Shares           See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Common Stocks--0.5%
------------------------------------------------------------------------------------------------------------------------------------
Celcaribe SA(7)(18)                                                                                     1,658,520        $ 3,524,355
------------------------------------------------------------------------------------------------------------------------------------
Coinstar, Inc.(18)                                                                                         46,550            750,619
------------------------------------------------------------------------------------------------------------------------------------
ECM Fund, L.P.I.(5)                                                                                           525            464,625
------------------------------------------------------------------------------------------------------------------------------------
El Paso Electric Co.(18)                                                                                  500,506          3,816,358
------------------------------------------------------------------------------------------------------------------------------------
Equitable Bag, Inc.(5)(18)                                                                                 68,985             68,985
------------------------------------------------------------------------------------------------------------------------------------
Golden State Bancorp, Inc.(18)                                                                             48,080          1,069,780
------------------------------------------------------------------------------------------------------------------------------------
GST Telecommunications, Inc.(18)                                                                          146,400          1,601,250
------------------------------------------------------------------------------------------------------------------------------------
Horizon Group Properties, Inc.(18)                                                                         19,435             85,028
------------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.(18)                                                                         9,751            259,620
------------------------------------------------------------------------------------------------------------------------------------
Ladish Co., Inc.(18)                                                                                      134,333            923,539
------------------------------------------------------------------------------------------------------------------------------------
MCI WorldCom, Inc.(18)                                                                                    172,137         15,244,883
------------------------------------------------------------------------------------------------------------------------------------
Omnipoint Corp.(18)                                                                                       323,625          4,672,336
------------------------------------------------------------------------------------------------------------------------------------
Optel, Inc.(18)                                                                                            11,560                116
------------------------------------------------------------------------------------------------------------------------------------
SF Holdings Group, Inc., Cl. C(18)                                                                         15,300             30,600
------------------------------------------------------------------------------------------------------------------------------------
Sheridan Energy, Inc.(17)(18)                                                                             394,283          1,182,849
------------------------------------------------------------------------------------------------------------------------------------
Unisys Corp.(18)                                                                                           87,232          2,415,236
------------------------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc.(18)                                                                                    170,000          2,698,750
------------------------------------------------------------------------------------------------------------------------------------
Walter Industries, Inc.(18)                                                                               119,583          1,345,309
                                                                                                                       -------------
Total Common Stocks (Cost $24,837,009)                                                                                    40,154,238


                                                                                                       Units
====================================================================================================================================
Rights, Warrants and Certificates--0.5%
------------------------------------------------------------------------------------------------------------------------------------
American Telecasting, Inc. Wts., Exp. 6/99(5)                                                             119,070              1,191
------------------------------------------------------------------------------------------------------------------------------------
American Telecasting, Inc. Wts., Exp. 8/00(5)                                                               8,000                 80
------------------------------------------------------------------------------------------------------------------------------------
Ames Department Stores, Inc., Litigation Trust(5)                                                         118,975              1,190
------------------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Wts., Exp. 12/99                                                                   33,605             84,853
------------------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Wts., Exp. 2/00                                                                    41,770            110,691
------------------------------------------------------------------------------------------------------------------------------------
Australis Holdings PTY Ltd./Australia Media Ltd. Wts., Exp. 5/00(5)                                           780                  5
------------------------------------------------------------------------------------------------------------------------------------
Becker Gaming, Inc. Wts., Exp. 11/00(5)                                                                   262,500              2,625
------------------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc. Wts., Exp. 10/07(7)                                                             13,893             57,309
------------------------------------------------------------------------------------------------------------------------------------
CGA Group Ltd. Wts., Exp. 12/49(5)(17)                                                                    130,000             39,000
------------------------------------------------------------------------------------------------------------------------------------
Clearnet Communications, Inc. Wts., Exp. 9/05                                                               7,425             41,216
------------------------------------------------------------------------------------------------------------------------------------
Comunicacion Celular SA Wts., Exp. 11/03                                                                    8,109            609,189
------------------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/07(5)                                                                4,650          1,395,581
------------------------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. Wts., Exp. 3/08(5)                                                        23,300         20,993,300
------------------------------------------------------------------------------------------------------------------------------------
Covergent Communications, Inc. Wts., Exp. 4/08(5)                                                          30,000             52,500
------------------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/05                                                               5,225            561,222




39 Oppenheimer Strategic Income Fund


Statement of Investments (Unaudited) (Continued)

                                                                                                                        Market Value
                                                                                                       Units            See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Rights, Warrants and Certificates (continued)
FirstWorld Communications, Inc. Wts., Exp. 4/08(5)                                                          7,530        $    75,300
------------------------------------------------------------------------------------------------------------------------------------
Foamex LP/JPS Automotive Corp. Wts., Exp. 7/99(5)                                                           7,250             83,375
------------------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc. Wts., Exp. 7/05(5)                                                            690,000              6,900
------------------------------------------------------------------------------------------------------------------------------------
Globix Corp. Wts., Exp. 5/05(5)                                                                            12,340            925,500
------------------------------------------------------------------------------------------------------------------------------------
Golden State Bancorp, Inc. Wts., Exp. 1/01                                                                 48,080            232,887
------------------------------------------------------------------------------------------------------------------------------------
Gothic Energy Corp. Wts., Exp. 1/03                                                                       128,643                 --
------------------------------------------------------------------------------------------------------------------------------------
Gothic Energy Corp. Wts., Exp. 1/03(5)                                                                     64,350                644
------------------------------------------------------------------------------------------------------------------------------------
Gothic Energy Corp. Wts., Exp. 5/05(5)                                                                    146,363             14,636
------------------------------------------------------------------------------------------------------------------------------------
Gothic Energy Corp. Wts., Exp. 9/04(5)                                                                    189,000            212,625
------------------------------------------------------------------------------------------------------------------------------------
Grand Union Co. Wts., Exp. 8/03(5)                                                                         11,563             25,294
------------------------------------------------------------------------------------------------------------------------------------
Hyperion Telecommunications, Inc. Wts., Exp. 4/01                                                           1,035             50,844
------------------------------------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/05(5)                                                                46,860            677,539
------------------------------------------------------------------------------------------------------------------------------------
IHF Capital, Inc. Series I Wts., Exp. 11/99(7)                                                              5,400                 54
------------------------------------------------------------------------------------------------------------------------------------
IHF Capital, Inc. Wts., Exp. 11/99(7)                                                                       1,750                 18
------------------------------------------------------------------------------------------------------------------------------------
In-Flight Phone Corp. Wts., Exp. 8/02                                                                      13,050                 --
------------------------------------------------------------------------------------------------------------------------------------
KMC Telecom Holdings, Inc. Wts., Exp. 4/08(5)                                                              23,200             60,900
------------------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/08(5)                                                        4,160             10,400
------------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/07(5)                                                        6,250             75,781
------------------------------------------------------------------------------------------------------------------------------------
Mexican Value Rts., Exp. 6/03                                                                          25,048,650                 --
------------------------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc. Wts., Exp. 6/06(5)                                                      29,300            481,985
------------------------------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts., Exp. 7/05(5)                                                              5,800             39,150
------------------------------------------------------------------------------------------------------------------------------------
Occidente y Caribe Celular SA Wts., Exp. 3/04(5)                                                           21,600            348,300
------------------------------------------------------------------------------------------------------------------------------------
Omnipoint Corp. Wts., Exp. 11/00(5)                                                                       102,500          1,479,844
------------------------------------------------------------------------------------------------------------------------------------
PLD Telekom, Inc. Wts., Exp. 6/06(5)                                                                       16,650              1,665
------------------------------------------------------------------------------------------------------------------------------------
Price Communications Corp. Wts., Exp. 8/07(5)                                                              60,389          3,321,395
------------------------------------------------------------------------------------------------------------------------------------
Protection One, Inc. Wts., Exp. 11/03(5)                                                                  182,000          2,275,000
------------------------------------------------------------------------------------------------------------------------------------
Protection One, Inc. Wts., Exp. 6/05(5)                                                                    13,440            161,280
------------------------------------------------------------------------------------------------------------------------------------
Rocky Mountain Internet, Inc. Wts., Exp. 7/03(5)                                                           55,000            577,500
------------------------------------------------------------------------------------------------------------------------------------
Stroh Brewery Co. Wts., Exp. 7/06(5)                                                                       20,249                202
------------------------------------------------------------------------------------------------------------------------------------
United International Holdings, Inc. Wts., Exp. 11/99(5)                                                    20,345          3,257,743
------------------------------------------------------------------------------------------------------------------------------------
Walden Residential Properties, Inc. Wts., Exp. 1/02(5)(17)                                                196,400            122,750
------------------------------------------------------------------------------------------------------------------------------------
WAM!NET, Inc. Wts., Exp. 3/05(5)                                                                           50,685            785,618
                                                                                                                       -------------
Total Rights, Warrants and Certificates (Cost $6,807,155)                                                                 39,255,081









40 Oppenheimer Strategic Income Fund




                                                                                                       Face             Market Value
                                                                                                       Amount(1)        See Note 1
====================================================================================================================================
Structured Instruments--6.8%
------------------------------------------------------------------------------------------------------------------------------------
Bankers Trust/Bear Stearns High Yield Composite
Index Linked Nts.:
8.55%, 5/4/99                                                                                        $ 11,000,000       $ 10,482,340
8.55%, 5/4/99                                                                                          19,000,000         18,100,920
------------------------------------------------------------------------------------------------------------------------------------
Bankers Trust/Lehman High Yield Composite Index
Linked Nts., 8.55%, 4/5/99                                                                             30,000,000         28,719,000
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns High Yield Composite Index Linked Nts.:
8%, 10/12/99                                                                                           30,000,000         30,037,800
8.50%, 4/9/99                                                                                          30,000,000         27,878,700
------------------------------------------------------------------------------------------------------------------------------------
Beta Finance Corp., Japanese Yen Linked Nts., 2.11%, 9/10/99                                           51,190,000         52,776,890
------------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Bank USA National Assn. Chase Physical
Commodity Index Linked Deposit Nts., 5.40%, 8/30/99(19)(20)                                             1,500,000          1,372,500
------------------------------------------------------------------------------------------------------------------------------------
Citibank (New York):
Mexican Linked Nts., 29%, 3/17/00MXP                                                                  187,528,500         20,248,881
Venezuela Bolivar Linked Nts., 28%, 4/12/99                                                             9,580,000          9,453,736
Venezuela Bolivar Linked Nts., 34.80%, 5/11/99                                                          9,580,000          9,488,128
------------------------------------------------------------------------------------------------------------------------------------
Commerzbank International SA, Lehman High Yield
Composite Index Linked Nts., 7.40%, 9/7/99(5)                                                          30,000,000         29,806,500
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp. (New York Branch),
Russian OFZ Linked Nts., 15%, 2/23/00(5)(13)RUR                                                       273,777,000          2,287,227
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Turkish Lira Linked Nts., 69%, 4/26/99TRL                                                       5,639,907,000,000         15,269,545
Turkish Lira O/N Linked Nts., 80.40%, 5/3/99(12)TRL                                             7,606,737,585,000         20,390,656
Turkish Lira O/N Linked Nts., 80.24%, 5/4/99(12)TRL                                             7,971,269,338,435         21,367,822
Turkish Lira O/N Linked Nts., 79.65%, 5/7/99(12)TRL                                             6,228,110,000,000         16,695,101
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Morgan Grenfell, Russian Federal Loan
Floating Rate Linked Nts.:
5.116%, 2/23/00(5)(13)                                                                                  9,630,000             96,300
5.20%, 10/25/00(5)(13)                                                                                  9,630,000             96,300
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Morgan Grenfell, Russian OFZ Linked Nts., 14%, 9/27/00(5)(13)RUR                             124,216,000            149,030
------------------------------------------------------------------------------------------------------------------------------------
Goldman, Sachs & Co. Argentina Local Market Securities
Trust, 11.30%, 4/1/00 [representing debt of Argentina (Republic of) Bonos del
Tesoro Bonds, Series 10, 11.30%, 4/1/00 and an interest rate swap between
Goldman Sachs and the Trust](5)                                                                         5,152,174          5,042,690
------------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan & Co., Inc.:
Repackaged Argentina Domestic Securities Trust, 14.75%,
9/1/02 [representing debt of Argentina (Republic of)
Bonos de Consolidacion de Deudas Bonds,
Series I, 14.75%, 9/1/02](5)                                                                            6,000,000          5,064,000
The Emerging Market Bond Index Plus Linked Nts.,
9.50%, 7/16/99(20)(21)                                                                                 96,550,000         82,091,058
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., Units, 9.75%, 6/15/99 (representing debt of Chemical Banking Corp., sub. capital nts., and equity of
Citicorp, 7.75% preferred, series 22)(5)(15)                                                           10,000,000         11,225,000




41 Oppenheimer Strategic Income Fund



Statement of Investments (Unaudited) (Continued)

                                                                                                       Face             Market Value
                                                                                                       Amount(1)        See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Structured Instruments (continued)
Morgan Guaranty Trust Co. of New York, The Emerging
Market Bond Index Linked Nts.:
9.50%, 5/7/99(20)(21)                                                                                $ 47,700,000       $ 49,553,145
9.50%, 8/10/99(20)(21)                                                                                 48,200,000         43,155,436
------------------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney, Inc., Brazil Credit Linked Nts.,
6%, 4/2/03(5)                                                                                          23,733,000         10,679,850
------------------------------------------------------------------------------------------------------------------------------------
Salomon, Inc., Turkey External Credit Linked Nts.,
7.75%, 5/13/99                                                                                          8,050,000          7,979,804
------------------------------------------------------------------------------------------------------------------------------------
Shoshone Partners Loan Trust Sr. Nts., 6.689%, 4/28/02
(representing a basket of reference loans and a total return swap
between Chase Manhattan Bank and the Trust)(5)(6)                                                      39,790,000         35,011,084
------------------------------------------------------------------------------------------------------------------------------------
Standard Chartered Bank:
Indonesian Rupiah Linked Nts., 33.50%, 4/5/00                                                           3,280,000          3,341,008
Philippine Peso Linked Nts., 15.09%, 7/22/99                                                            4,800,000          4,879,200
                                                                                                                       -------------
Total Structured Instruments (Cost $650,734,606)                                                                         572,739,651



                                                           Date                 Strike              Contracts
===================================================================================================================================
Call Options Purchased--0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Capitalization
Bonds, 8%, 4/15/14 Call Opt.                               4/99                 63.75%                  38,350              776,588
-----------------------------------------------------------------------------------------------------------------------------------
Euro Call Opt.                                             4/99                 1.075EUR            35,730,000              149,637
-----------------------------------------------------------------------------------------------------------------------------------
Nikkei 225 Index Call Opt.                                 3/00                 15,500JPY              180,542            2,731,600
-----------------------------------------------------------------------------------------------------------------------------------
Nikkei 225 Index Call Opt.                                 3/00                 16,000JPY              166,999            2,174,327
                                                                                                                     --------------
Total Call Options Purchased (Cost $4,785,166)                                                                            5,832,152





===================================================================================================================================
Put Options Purchased--0.0%
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Emerging Market
Bond Index Plus Put Opt.(5)                                6/99                 133.67%                 23,950              312,021
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Emerging Market
Bond Index Put Opt.(5)                                     6/99                 133.25%                 23,950              308,715
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Emerging Market
Bond Index Put Opt.(5)                                     6/99                 136.25%                 23,950              370,387
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Emerging Market
Bond Index Put Opt.(5)                                     6/99                 142.33%                 23,950              630,532
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 4.75%, 11/15/08 Put Opt.(5)            6/99                  95.90%                 95,940              765,601
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 4.75%, 11/15/08 Put Opt.               6/99                  96.18%                 23,985              352,280
-----------------------------------------------------------------------------------------------------------------------------------
Euro Put Opt.                                              6/99                   1.07EUR           44,070,000              569,869
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong Dollar Put Opt.                                  1/00                   7.894HKD         151,564,800              306,312
-----------------------------------------------------------------------------------------------------------------------------------
Japanese Yen Put Opt.                                      4/99                    121JPY          959,000,000               53,704
                                                                                                                     --------------
Total Put Options Purchased (Cost $8,567,938)                                                                             3,669,421
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $8,976,161,073)                                                        101.6%       8,566,942,488
-----------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                                     (1.6)        (132,334,499)
                                                                                                   -----------       --------------
Net Assets                                                                                               100.0%      $8,434,607,989
                                                                                                   ===========       ==============


42 Oppenheimer Strategic Income Fund

--------------------------------------------------------------------------------
1. Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:
ARP -- Argentine Peso                 IDR-- Indonesian Rupiah
AUD -- Australian Dollar              JPY-- Japanese Yen
CAD -- Canadian Dollar                MXP-- Mexican Peso
DEM -- German Mark                    NOK-- Norwegian Krone
DKK -- Danish Krone                   NZD-- New Zealand Dollar
EUR -- Euro                           PLZ-- Polish Zloty
FRF -- French Franc                   RUR-- Russian Ruble
GBP -- British Pound Sterling         SEK-- Swedish Krona
HKD -- Hong Kong Dollar               TRL-- Turkish Lira
HUF -- Hungarian Forint

2. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
3. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
4. When-issued security to be delivered and settled after March 31, 1999.
5. Identifies issues considered to be illiquid or restricted--See Note 8 of Notes to Financial Statements.
6. Represents the current interest rate for a variable rate security.
7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $595,598,188 or 7.06% of the Fund's net assets as of March 31, 1999.
8. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
9. Securities with an aggregate market value of $15,773,834 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
10. A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts. See Note 5 of Notes to Financial Statements.





43 Oppenheimer Strategic Income Fund

--------------------------------------------------------------------------------
11. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:




                                   Face/Contracts            Expiration         Exercise         Premium           Market Value
                                   Subject to Call/Put       Date               Price            Received           See Note 1
-------------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of)
Capitalization Bonds, 8%,
4/15/14 Call Opt.                        38,350               4/29/99            59.750%         $  383,404         $  412,233
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Emerging Market
Bond Index Plus Put Opt.                 23,950                6/1/99           120.303             598,750            137,952
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Emerging Market
Bond Index Put Opt.                      23,950                6/2/99           119.925             605,935            137,569
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Emerging Market
Bond Index Put Opt.                      23,950                6/3/99           122.607             558,035            159,076
-------------------------------------------------------------------------------------------------------------------------------
Japanese Yen Call Opt.              959,000,000               4/15/99           114.050JPY           79,531             28,770
-------------------------------------------------------------------------------------------------------------------------------
Mexican Peso Call Opt.              413,516,570               5/27/99             9.984MXP          216,212          1,429,527
-------------------------------------------------------------------------------------------------------------------------------
Mexican Peso Put Opt.               263,450,000               9/23/99            11.000MXP          855,015            425,864
-------------------------------------------------------------------------------------------------------------------------------
Nikkei 225 Index Put Opt.               166,999               3/10/00        13,700.000JPY        1,270,643          1,254,162
-------------------------------------------------------------------------------------------------------------------------------
Nikkei 225 Index Put Opt.               180,542               3/10/00        13,000.000JPY        1,159,990          1,057,976
                                                                                                 ----------         ----------
                                                                                                 $5,727,515         $5,043,129
                                                                                                 ==========         ==========



12. Represents the current interest rate for an increasing rate security.
13. Non-income producing--issuer is in default.
14. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
15. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.
16. Interest or dividend is paid in kind.





44 Oppenheimer Strategic Income Fund

--------------------------------------------------------------------------------
17. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 1999. The aggregate fair value of securities of affiliated companies held by the Fund as of March 31, 1999, amounts to $20,261,949. Transactions during the period in which the issuer was an affiliate are as follows:




                                        Shares/Units           Gross           Gross           Shares/Units          Dividend
                                        Sept. 30, 1998         Additions       Reductions      March 31, 1999        Income
------------------------------------------------------------------------------------------------------------------------------------
CGA Group Ltd., Preferred Stock,
Series A                                 130,000               30,595          --              160,595               $  764,942
------------------------------------------------------------------------------------------------------------------------------------
CGA Group Ltd. Wts., Exp. 12/49          130,000               --              --              130,000                       --
------------------------------------------------------------------------------------------------------------------------------------
Kelley Oil & Gas Corp.,
$2.625 Cv., Vtg.                         159,100               --              --              159,100                       --
------------------------------------------------------------------------------------------------------------------------------------
Sheridan Energy, Inc.                    394,283               --              --              394,283                       --
------------------------------------------------------------------------------------------------------------------------------------
Walden Residential Properties,
Inc., 9.16% Cv., Series B, Non-Vtg.      280,000               --              --              280,000                  320,600
------------------------------------------------------------------------------------------------------------------------------------
Walden Residential Properties,
Inc., 9.20% Preferred, Vtg.              387,400               --              --              387,400                  445,510
------------------------------------------------------------------------------------------------------------------------------------
Walden Residential Properties,
Inc. Wts., Exp. 1/02                     196,400               --              --              196,400                       --
                                                                                                                     ----------
                                                                                                                     $1,531,052
                                                                                                                     ==========



18. Non-income producing security.
19. Security is linked to the Chase Physical Commodity Index. The index currently contains nineteen commodities from the sectors of energy, metals, livestock, grain and fiber. The index offers a balanced cross-section of physical commodities and, in order to optimally reflect real market conditions, the weight of the different commodities may be adjusted annually in keeping with prevailing world supply, demand and inventory conditions.
20. Security is leveraged, which increases the Fund's exposure to commodities and increases the notes' volatility relative to the face value of the security by a weighted average leverage factor of 3.00.
21. Security is linked to the Emerging Markets Bond Index (EMBI). The EMBI tracks total returns for currency denominated debt instruments of the emerging markets. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, Philippines, Poland, Russia and Venezuela.

See accompanying Notes to Financial Statements.






45 Oppenheimer Strategic Income Fund

Statement of Assets and Liabilities March 31, 1999 (Unaudited)



================================================================================
Assets
Investments, at value--see accompanying statement:
Unaffiliated companies (cost $8,950,525,581)                      $8,546,680,539
Affiliated companies (cost $25,635,492)                               20,261,949
--------------------------------------------------------------------------------
Cash                                                                  24,941,422
--------------------------------------------------------------------------------
Unrealized appreciation on foreign currency
exchange contracts--Note 5                                               728,441
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $74,894,797 sold on a
when-issued basis)--Note 1                                           287,182,608
Interest, dividends and principal paydowns                           155,937,295
Shares of beneficial interest sold                                    11,655,690
Daily variation on futures contracts--Note 6                             723,155
Other                                                                    514,237
                                                                  --------------
Total assets                                                       9,048,625,336
================================================================================
Liabilities
Unrealized depreciation on foreign currency
exchange contracts--Note 5                                               929,648
--------------------------------------------------------------------------------
Options written, at value (premiums received $5,727,515)--
see accompanying statement--Note 7                                     5,043,159
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $296,166,632 purchased on a
when-issued basis)--Note 1                                           562,933,610
Shares of beneficial interest redeemed                                16,730,190
Dividends                                                             11,107,814

Closed foreign currency exchange contracts                             6,222,598
Distribution and service plan fees                                     5,285,981
Daily variation on futures contracts--Note 6                           3,188,386
Transfer and shareholder servicing agent fees                            838,661
Shareholder reports                                                      781,891
Other                                                                    955,409
                                                                  --------------
Total liabilities                                                    614,017,347
================================================================================
Net Assets                                                        $8,434,607,989
                                                                  ==============

================================================================================
Composition of Net Assets
Paid-in capital                                                   $9,232,519,377
--------------------------------------------------------------------------------
Undistributed net investment income                                       91,548
Accumulated net realized loss on investments and foreign currency
transactions                                                        (383,516,809)
--------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of
assets and liabilities denominated in foreign currencies            (414,486,127)
                                                                  --------------
Net assets                                                        $8,434,607,989
                                                                  ==============







46 Oppenheimer Strategic Income Fund



================================================================================
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$3,810,418,790 and 846,710,765 shares of beneficial interest outstanding)  $4.50
Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)                                                $4.72

--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$3,922,517,165 and 869,467,626 shares of beneficial interest outstanding)  $4.51

--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$657,320,108 and 146,226,109 shares of beneficial interest outstanding)    $4.50

--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $44,351,926 and 9,865,342 shares of beneficial
interest outstanding)                                                      $4.50


See accompanying Notes to Financial Statements.








47 Oppenheimer Strategic Income Fund

Statement of Operations For the Six Months Ended March 31, 1999 (Unaudited)



==================================================================================
Investment Income
Interest (net of foreign withholding taxes of $741,850)               $391,765,277
----------------------------------------------------------------------------------
Dividends:
Unaffiliated companies                                                  10,735,619
Affiliated companies                                                     1,531,052
                                                                      ------------
Total income                                                           404,031,948
==================================================================================
Expenses
Distribution and service plan fees--Note 4:
Class A                                                                  4,754,961
Class B                                                                 20,006,839
Class C                                                                  3,287,249
----------------------------------------------------------------------------------
Management fees--Note 4                                                  22,272,361
----------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4:
Class A                                                                  2,517,352
Class B                                                                  2,601,997
Class C                                                                    428,352
Class Y                                                                        725
----------------------------------------------------------------------------------
Shareholder reports                                                        971,167
----------------------------------------------------------------------------------
Custodian fees and expenses                                                445,088
----------------------------------------------------------------------------------
Legal, auditing and other professional fees                                 77,193
----------------------------------------------------------------------------------
Trustees' compensation                                                      53,065
----------------------------------------------------------------------------------
Other                                                                      292,973
                                                                      ------------
Total expenses                                                          57,709,322
Less expenses paid indirectly--Note 4                                       (70,197)
                                                                      ------------
Net expenses                                                            57,639,125
==================================================================================
Net Investment Income                                                  346,392,823
==================================================================================

Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments (including premiums on options exercised)                 (118,216,357)
Closing of futures contracts                                           (27,391,052)
Closing and expiration of option contracts written--Note 7               (3,363,975)
Foreign currency transactions                                          (34,476,968)
                                                                      ------------
Net realized loss                                                     (183,448,352)
----------------------------------------------------------------------------------

Net change in unrealized appreciation or depreciation:
Investments                                                             81,391,657
Translation of assets and liabilities denominated in foreign
currencies                                                             (68,411,315)
                                                                      ------------
Net change                                                              12,980,342
                                                                      ------------
Net realized and unrealized loss                                      (170,468,010)
==================================================================================
Net Increase in Net Assets Resulting from Operations                  $175,924,813
                                                                      ============



See accompanying Notes to Financial Statements.





48 Oppenheimer Strategic Income Fund

Statements of Changes in Net Assets



                                                               Six Months Ended            Year Ended
                                                               March 31, 1999              September 30,
                                                               (Unaudited)                 1998
=========================================================================================================
Operations
Net investment income                                           $  346,392,823             $  687,314,690
---------------------------------------------------------------------------------------------------------
Net realized loss                                                 (183,448,352)               (48,281,873)
---------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation               12,980,342               (616,167,861)
                                                                 -------------              -------------
Net increase in net assets resulting from operations               175,924,813                 22,864,956

=========================================================================================================
Dividends to Shareholders Dividends from net investment income:
Class A                                                           (169,025,546)              (340,411,302)
Class B                                                           (159,171,598)              (292,816,126)
Class C                                                            (26,258,955)               (41,285,457)
Class Y                                                               (814,817)                  (254,429)

=========================================================================================================
Beneficial Interest Transactions Net increase (decrease) in net assets resulting from beneficial interest transactions--Note 2:
Class A                                                            (58,406,347)               286,365,951
Class B                                                            (35,024,709)               839,747,928
Class C                                                             20,550,379                280,612,438
Class Y                                                             37,820,964                  7,299,336

=========================================================================================================
Net Assets
Total increase (decrease)                                         (214,405,816)               762,123,295
---------------------------------------------------------------------------------------------------------
Beginning of period                                              8,649,013,805              7,886,890,510
                                                                 -------------              -------------
End of period (including undistributed net investment
income of $91,548 and $8,969,641, respectively)                 $8,434,607,989             $8,649,013,805
                                                                ==============             ==============



See accompanying Notes to Financial Statements.




49 Oppenheimer Strategic Income Fund

Financial Highlights

                                                   Class A
                                                   -----------------------------------------------------------------
                                                   Six Months
                                                   Ended
                                                   March 31,              Year Ended September 30,
                                                   1999 (Unaudited)        1998              1997              1996
====================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                  $4.59                $4.95             $4.84             $4.68
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .19                  .42               .43               .44
Net realized and unrealized gain (loss)                (.08)                (.37)              .09               .15
                                                    -------               ------             -----             -----
Total income (loss) from investment
operations                                              .11                  .05               .52               .59
--------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                   (.20)                (.41)             (.41)             (.41)
Distributions from net realized gain                     --                   --              --                  --
Distributions in excess of net realized gain             --                   --              --
Tax return of capital distribution                       --                   --              --                (.02)
                                                    -------               ------             -----             -----
Total dividends and distributions
to shareholders                                        (.20)                (.41)             (.41)             (.43)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $4.50                $4.59             $4.95             $4.84
                                                    =======               ======             =====             =====
====================================================================================================================
Total Return, at Net Asset Value(3)                    2.40%                0.80%            11.29%            13.06%
====================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)              $3,810               $3,951            $3,969            $3,526
--------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                     $3,876               $4,077            $3,735            $3,340
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                  8.53%(4)             8.48%             8.77%             9.09%
Expenses(5)                                            0.94%(4)             0.92%             0.93%             0.97%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                               78%                 104%              117%              105%



1. For the period from January 26, 1998 (inception of offering) to September 30, 1998.
2. For the period from May 26, 1995 (inception of offering) to September 30,
1995.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized.





50 Oppenheimer Strategic Income Fund

                         Class B
-------------------      ----------------------------------------------------
                         Six Months
                         Ended
                         March 31,       Year Ended September 30,
 1995           1994     1999 (Unaudited)   1998           1997        1996
==============================================================================
$ 4.75         $5.21         $4.61          $4.96         $4.85         $4.69
------------------------------------------------------------------------------
   .41           .45           .17            .37           .39           .40
  (.03)         (.35)         (.09)          (.35)          .10           .15
------         -----         -----          -----         -----         -----
   .38           .10           .08            .02           .49           .55
------------------------------------------------------------------------------
  (.41)         (.43)         (.18)          (.37)         (.38)         (.37)
  (.01)           --            --             --            --            --
    --          (.12)           --             --            --            --
  (.03)         (.01)           --             --            --          (.02)
------         -----         -----          -----         -----         -----
  (.45)         (.56)         (.18)          (.37)         (.38)         (.39)
------------------------------------------------------------------------------
 $4.68         $4.75         $4.51          $4.61         $4.96         $4.85
======         =====         =====          =====         =====         =====

==============================================================================
  8.62%         1.85%         1.79%          0.26%        10.43%        12.19%
==============================================================================
$3,219        $3,143        $3,923         $4,041        $3,501       $2,590
------------------------------------------------------------------------------
$3,085        $3,082        $4,012         $3,871        $3,018       $2,250
------------------------------------------------------------------------------
  9.63%         8.72%         7.76%(4)       7.73%         7.94%         8.30%
  0.99%         0.95%         1.69%(4)       1.67%         1.69%         1.72%
------------------------------------------------------------------------------
   142%          119%           78%           104%          117%          105%




5. Beginning in fiscal 1995, the expense ratio reflects the effect of gross expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.

6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 1999, were $6,467,518,468 and $6,303,886,317, respectively. For the years ended September 30, 1995 and 1994, purchases and sales of investment securities included mortgage dollar-rolls.







51 Oppenheimer Strategic Income Fund



                                                 Class B (continued)          Class C
                                                 ------------------------     ----------------
                                                                              Six Months
                                                                              Ended
                                                  Year Ended September 30,    March 31, 1999
                                                    1995         1994         (Unaudited)
==============================================================================================
Per Share Operating Data
Net asset value, beginning of period                 $4.76        $5.22         $4.59
----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .37          .42           .18
Net realized and unrealized gain (loss)               (.03)        (.36)         (.09)
                                                     -----        -----         -----
Total income (loss) from investment
operations                                             .34          .06           .09
----------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                  (.37)        (.39)         (.18)
Distributions from net realized gain                  (.01)          --            --
                                                        --           --            --
Distributions in excess of net realized gain            --         (.12)           --
Tax return of capital distribution                    (.03)        (.01)           --
                                                     -----        -----         -----
Total dividends and distributions
to shareholders                                       (.41)        (.52)         (.18)
----------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.69        $4.76         $4.50
                                                     =====        =====         =====

==============================================================================================
Total Return, at Net Asset Value(3)                   7.79%        1.07%         2.02%
==============================================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)             $1,947       $1,586          $657
----------------------------------------------------------------------------------------------
Average net assets (in millions)                    $1,711       $1,236          $659
----------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                 8.83%        7.90%         7.76%(4)
Expenses(5)                                           1.75%        1.71%         1.69%(4)
----------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                            142%         119%            78%



1. For the period from January 26, 1998 (inception of offering) to September 30, 1998.
2. For the period from May 26, 1995 (inception of offering) to September 30,
1995.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized.





52 Oppenheimer Strategic Income Fund


                                                                Class Y
 --------------------------------------------------------       -----------------------
                                                                Six Months      Period
                                                                Ended           Ended
 Year Ended September 30,                                       March 31, 1999  Sept. 30,
    1998            1997            1996          1995(2)       (Unaudited)     1998(1)
=======================================================================================

   $4.95            $4.83           $4.68          $4.68          $4.59          $4.90
---------------------------------------------------------------------------------------

     .37              .37             .38            .13            .20            .29
    (.36)             .13             .16            .01           (.09)          (.32)
   -----            -----           -----          -----           ----           ----

     .01              .50             .54            .14            .11           (.03)
---------------------------------------------------------------------------------------

    (.37)            (.38)           (.37)          (.12)          (.20)          (.28)
      --               --              --           (.01)            --             --
      --               --              --             --             --             --
      --               --              --             --             --             --
      --               --            (.02)          (.01)            --             --
   -----            -----           -----          -----           ----           ----
    (.37)            (.38)           (.39)          (.14)          (.20)          (.28)
---------------------------------------------------------------------------------------
   $4.59            $4.95           $4.83          $4.68          $4.50          $4.59
   =====            =====           =====          =====          =====          ======

=======================================================================================
    0.05%           10.67%          11.96%          3.09%          2.59%         (0.64)%
=======================================================================================

    $651             $417            $175            $67            $44             $7
---------------------------------------------------------------------------------------
    $547             $291            $110            $24            $18             $4
---------------------------------------------------------------------------------------

    7.73%            7.73%           8.18%          8.28%(4)       8.97%(4)       8.82%(4)
    1.67%            1.69%           1.74%          2.02%(4)       0.58%(4)       0.58%(4)
---------------------------------------------------------------------------------------
     104%             117%            105%           142%            78%           104%



5. Beginning in fiscal 1995, the expense ratio reflects the effect of gross expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.
6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 1999, were $6,467,518,468 and $6,303,886,317, respectively. For the years ended September 30, 1995 and 1994, purchases and sales of investment securities included mortgage dollar-rolls.

See accompanying Notes to Financial Statements.








53 Oppenheimer Strategic Income Fund

Notes to Financial Statements (Unaudited)

================================================================================
1. Significant Accounting Policies
Oppenheimer Strategic Income Fund (the Fund) is a separate series of Oppenheimer Strategic Funds Trust, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income by investing mainly in debt securities and by writing covered call options on them. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that single class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.



54 Oppenheimer Strategic Income Fund

================================================================================
Structured Notes. The Fund invests in commodity and foreign currency-linked structured notes whereby the market value and redemption price are linked to commodity indices and foreign currency exchange rates. The fund also invests in index-linked notes whereby the principal and/or interest payment depend on one or more market indices. The structured notes may be leveraged, which increases the notes' volatility relative to the face value of the security. Fluctuations in values of the securities are recorded as unrealized gains and losses in the accompanying financial statements. During the six months ended March 31, 1999, the market value of these securities comprised an average of 7% of the Fund's net assets, and resulted in realized and unrealized gains of $207,607,569.

--------------------------------------------------------------------------------
Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of March 31, 1999, the Fund had entered into outstanding when-issued or forward commitments of $221,271,835.
     In connection with its ability to purchase securities on a when-issued or forward commitment basis, the Fund may enter into mortgage dollar-rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records each dollar-roll as a sale and a new purchase transaction.

--------------------------------------------------------------------------------
Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 1999, securities with an aggregate market value of $32,059,170, representing 0.38% of the Fund's net assets, were in default.





55 Oppenheimer Strategic Income Fund

================================================================================
1. Significant Accounting Policies  (continued)
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. As of September 30, 1998, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $116,832,000, expiring in 2004.




56 Oppenheimer Strategic Income Fund

================================================================================
Distributions to Shareholders. The Fund intends to declare dividends separately for Class A, Class B, Class C and Class Y shares from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. Distributions from net realized gains on investments, if any, will be declared at least once each year.

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.






57 Oppenheimer Strategic Income Fund

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                            Six Months Ended March 31, 1999    Year Ended September 30, 1998(1)
                            -------------------------------    --------------------------------
                            Shares        Amount               Shares         Amount
-----------------------------------------------------------------------------------------------
Class A:
Sold                        100,942,354   $ 458,311,603        226,516,643   $ 1,102,213,098
Dividends reinvested         24,817,659     112,497,076         47,696,173       231,314,549
Redeemed                   (138,873,665)   (629,215,026)      (216,278,686)   (1,047,161,696)
                           ------------   -------------       ------------   ---------------
Net increase (decrease)     (13,113,652)  $ (58,406,347)        57,934,130   $   286,365,951
                           ============   =============       ============   ===============

---------------------------------------------------------------------------------------------
Class B:
Sold                         84,489,946   $ 384,355,576        259,001,856   $ 1,262,505,059
Dividends reinvested         20,289,604      92,174,775         35,407,600       171,947,410
Redeemed                   (112,625,943)   (511,555,060)      (122,794,164)     (594,704,541)
                           ------------   -------------       ------------   ---------------
Net increase (decrease)      (7,846,393)  $ (35,024,709)       171,615,292   $   839,747,928
                           ============   =============       ============   ===============

---------------------------------------------------------------------------------------------
Class C:
Sold                         26,282,145   $ 119,185,031         80,636,266   $   391,857,497
Dividends reinvested       3,924,698          17,756,527         5,966,978        28,828,647
Redeemed                    (25,719,522)   (116,391,179)       (29,095,369)     (140,073,706)
                           ------------   -------------       ------------   ---------------
Net increase                  4,487,321   $  20,550,379         57,507,875   $   280,612,438
                           ============   =============       ============   ===============

---------------------------------------------------------------------------------------------
Class Y:
Sold                          8,932,735   $  40,412,361          1,871,062    $    9,054,516
Dividends reinvested            167,600         754,486             52,161           248,947
Redeemed                       (740,273)     (3,345,883)          (417,943)       (2,004,127)
                           ------------   -------------       ------------   ---------------
Net increase                  8,360,062   $  37,820,964          1,505,280    $    7,299,336
                           ============   =============       ============   ===============



1. For the year ended September 30, 1998, for Class A, Class B and Class C shares and for the period from January 26, 1998 (inception of offering) to September 30,1998, for Class Y shares.

================================================================================
3. Unrealized Gains and Losses on Investments

As of March 31, 1999, net unrealized depreciation on investments and options written of $408,534,229 was composed of gross appreciation of $220,280,577 and gross depreciation of $628,814,806.






58 Oppenheimer Strategic Income Fund

================================================================================
4. Management Fees and Other Transactions with Affiliates
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets in excess of $1 billion. The Fund's management fee for the six months ended March 31, 1999, was 0.53% of average annual net assets for each class of shares.
     For the six months ended March 31, 1999, commissions (sales charges paid by investors) on sales of Class A shares totaled $5,843,536, of which $1,670,674 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class A, Class B and Class C shares totaled $328,991, $13,720,469 and $1,077,707, respectively. Amounts paid to an affiliated broker/dealer for Class B and Class C shares were $480,052 and $30,062, respectively. During the six months ended March 31, 1999, OFDI received contingent deferred sales charges of $27,568, $5,302,700 and $195,394, respectively, upon redemption of Class A, Class B and Class C shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.
     OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.
     Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
     The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the six months ended March 31, 1999, OFDI paid $360,962 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.




59 Oppenheimer Strategic Income Fund

================================================================================
4. Management Fees and Other Transactions with Affiliates (continued)
The Fund has adopted a Distribution and Service Plan for Class B shares to reimburse OFDI for its costs in distributing Class B shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year for its services rendered in distributing Class B shares. OFDI also receives a service fee of 0.25% per year to reimburse dealers for providing personal services for accounts that hold Class B shares. Each fee is computed on the average annual net assets of Class B shares, determined as of the close of each regular business day. During the six months ended March 31, 1999, OFDI paid $110,265 to an affiliated broker/dealer as reimbursement for Class B personal service and maintenance expenses and retained $16,226,158 as reimbursement for Class B sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of March 31, 1999, OFDI had incurred excess distribution and servicing costs of $135,316,691 for Class B.
     The Fund has adopted a Distribution and Service Plan for Class C shares to compensate OFDI for its costs in distributing Class C shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year for its services rendered in distributing Class C shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class C shares. Each fee is computed on the average annual net assets of Class C shares, determined as of the close of each regular business day. During the six months ended March 31, 1999, OFDI paid $39,953 to an affiliated broker/dealer as compensation for Class C personal service and maintenance expenses and retained $2,152,795 as compensation for Class C sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of March 31, 1999, OFDI had incurred excess distribution and servicing costs of $10,154,824 for Class C.




60 Oppenheimer Strategic Income Fund

================================================================================
5. Foreign Currency Contracts

A foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency exchange contracts for operational purposes and to seek to protect against adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
     Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

As of March 31, 1999, the Fund had outstanding foreign currency contracts as follows:



                             Expiration      Contract            Valuation as of        Unrealized         Unrealized
Contract Description         Date            Amount (000s)       March 31, 1999         Appreciation       Depreciation
-----------------------------------------------------------------------------------------------------------------------
Contracts to Purchase
---------------------
Euro (eur)                   5/17/99          31,598 EUR           $34,220,364          $     --             $473,809
Japanese Yen (JPY)            4/8/99       1,532,200 JPY            12,951,051                --               35,625
                                                                                        --------             --------
                                                                                              --              509,434
                                                                                        --------             --------
Contracts to Sell
-----------------
British Pound
Sterling (GBP)               5/17/99-
                             7/15/99          35,440 GBP            57,185,496           574,830                   --
Canadian Dollar (CAD)        5/11/99          18,905 CAD            12,497,231                --               61,741
Euro (eur)                   5/11/99           4,455 EUR             4,822,875             9,285                   --
Hong Kong Dollar (HKD)       1/26/00-
                             1/31/00         152,947 HKD            19,448,648                --              248,648
New Zealand Dollar (NZD)     5/24/99          89,925 NZD            47,983,534           144,326                   --
Swedish Krona (SEK)          5/25/99         141,285 SEK            17,234,021                --                  855
Thailand Baht (THB)          2/16/00-
                             2/25/00       1,108,579 THB            28,850,976                --              108,970
                                                                                        --------             --------
                                                                                         728,441              420,214
                                                                                        --------             --------
Total Unrealized Appreciation and Depreciation                                          $728,441             $929,648







61 Oppenheimer Strategic Income Fund

================================================================================
6. Futures Contracts
The Fund may buy and sell interest rate futures contracts in order to gain exposure to or protect against changes in interest rates. The fund may also buy and sell financial futures. The Fund may buy and sell futures contracts, primarily to hedge the various commodities exposures inherent in it's holdings of structured notes that are linked to commodities indices. The Fund may also buy or write put or call options on these futures contracts.
     The Fund generally sells futures contracts to hedge against increases in interest rates or decreases in commodity prices and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts without owning the underlying fixed-income security as an efficient or cost effective means to gain exposure to changes in interest rate or commodity prices. The Fund will then either purchase the underlying fixed-income security or close out the futures contact.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
     Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.
     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.




62 Oppenheimer Strategic Income Fund

================================================================================
As of March 31, 1999, the Fund had outstanding futures contracts as follows:

                                                                                      Unrealized
                                  Expiration    Number of         Valuation as of     Appreciation
Contract Description              Date          Contracts         March 31, 1999      (Depreciation)
----------------------------------------------------------------------------------------------------
Contracts to Purchase
---------------------
Japanese Treasury Bond, 10 yr.    6/99             46              $ 51,464,987      $   172,254
U.S. Treasury Bonds, 30 yr.       6/99          4,200               506,362,500       (1,367,775)
U.S. Treasury Nts., 10 yr.        6/99          2,780               318,831,250           16,570
                                                                                     -----------
                                                                                      (1,178,951)
                                                                                     -----------
Contracts to Sell
------------------
Canadian Bond, 10 yr.             6/99            299                25,014,321         (301,925)
Goldman Sachs
Commodity Index                   4/99            110                 4,235,000         (236,500)
U.S. Treasury Nts., 5 yr.         6/99          3,836               427,474,250       (1,806,397)
                                                                                     -----------
                                                                                      (2,344,822)
                                                                                     -----------
                                                                                     $(3,523,773)
                                                                                     ===========


================================================================================
7. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
     The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.










63 Oppenheimer Strategic Income Fund

================================================================================
7. Option Activity  (continued)
Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a footnote to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended March 31, 1999, was as follows:


                                Call Options                   Put Options
                                -----------------------------  ---------------------------
                                Number of        Amount of     Number of      Amount of
                                Options          Premiums      Options        Premiums
-------------------------------------------------------------------------------------------
Options outstanding as of
September 30, 1998                       --   $         --        205,825   $ 5,480,781
Options written               11,096,168,995     1,600,724    263,907,741     5,431,772
Options closed or expired     (9,723,652,425)   (1,304,981)      (162,475)   (3,212,131)
Options exercised                        --            --         (43,350)   (2,268,650)
                              --------------   -----------    -----------   -----------
Options outstanding as of
March 31, 1999                 1,372,516,570   $   295,743    263,907,741   $ 5,431,772
                              ==============   ===========    ===========   ===========





64 Oppenheimer Strategic Income Fund

================================================================================
8. Illiquid and Restricted Securities
As of March 31, 1999, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation as of March 31, 1999, was $714,246,201, which represents 8.47% of the Fund's net assets, of which $25,935,371 is considered restricted. Information concerning restricted securities is as follows:


                                                                             Valuation
                                                   Acquisition     Cost        Per Unit as of
Security                                           Dates           Per Unit    March 31, 1999
----------------------------------------------------------------------------------------------
Bonds
-----
Capitol Queen & Casino, Inc., 12% First Mtg. Nts., 11/18/93-
Series A, 11/15/00                                 12/17/93         95.98%                5.00%
----------------------------------------------------------------------------------------------
ECM Fund, L.P.I., 14% Sub. Nts., 6/10/02            4/14/92        100.00               100.25
----------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc. Units, 9.75%, 6/15/99     5/15/95        110.05               112.25
----------------------------------------------------------------------------------------------
TAG Heuer International SA,                        12/8/95-
----------------------------------------------------------------------------------------------
12% Sr. Sub. Nts., 12/15/05                         8/13/96        102.00               114.22
----------------------------------------------------------------------------------------------
Trans World Airlines Lease,
14% Equipment Trust, 7/2/08                         3/19/98        101.00                98.00

Stocks and Warrants
--------------------
Becker Gaming, Inc. Wts., Exp. 11/00               11/18/93-
                                                   12/9/93         $ 2.10                $ .01
----------------------------------------------------------------------------------------------
CGA Group Ltd., Preferred Stock, Series A           6/17/97-
                                                   12/29/98         25.00                25.00
----------------------------------------------------------------------------------------------
CGA Group Ltd. Wts., Exp. 12/49                     6/17/97         --                     .30
----------------------------------------------------------------------------------------------
ECM Fund, L.P.I.                                    4/14/92      1,000.00               885.00
----------------------------------------------------------------------------------------------
Omnipoint Corp. Wts., Exp. 11/00                   11/29/95         --                   14.44






65 Oppenheimer Strategic Income Fund

================================================================================
9. Bank Borrowings
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.
     The Fund had no borrowings outstanding during the six months ended March 31, 1999.





66 Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income
A Series of Oppenheimer Strategic Funds Trust

================================================================================
Officers and Trustees

                           James C. Swain, Chairman and Chief Executive Officer Bridget A. Macaskill, President
                           Robert G. Avis, Trustee
                           William A. Baker, Trustee
                           Charles Conrad, Jr., Trustee
                           Jon S. Fossel, Trustee
                           Sam Freedman, Trustee
                           Raymond J. Kalinowski, Trustee
                           C. Howard Kast, Trustee
                           Robert M. Kirchner, Trustee
                           Ned M. Steel, Trustee
                           George C. Bowen, Vice President, Treasurer and Assistant Secretary
                           Andrew J. Donohue, Vice President and Secretary David P. Negri, Vice President
                           Arthur P. Steinmetz, Vice President
                           Robert J. Bishop, Assistant Treasurer
                           Scott T. Farrar, Assistant Treasurer
                           Robert G. Zack, Assistant Secretary

================================================================================
Investment Advisor         OppenheimerFunds, Inc.

================================================================================
Distributor                OppenheimerFunds Distributor, Inc.

================================================================================
Transfer and Shareholder   OppenheimerFunds Services
Servicing Agent

================================================================================
Custodian of               The Bank of New York
Portfolio Securities

================================================================================
Independent Auditors     Deloitte & Touche LLP

================================================================================
Legal Counsel            Myer, Swanson, Adams & Wolf, P.C.

                         The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.
                         This is a copy of a report to shareholders of Oppenheimer Strategic Income Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Strategic Income Fund. For material information concerning the Fund, see the Prospectus.
                         Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.







67 Oppenheimer Strategic Income Fund

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RS0230.001.0399  May 28, 1999